UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08572

                               BISHOP STREET FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02109
                    (Address of principal executive offices)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-262-9565

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


(GRAPHIC)

BISHOP STREET FUNDS

SEMI-ANNUAL REPORT

JUNE 30, 2009

STRATEGIC GROWTH FUND
LARGE CAP CORE EQUITY FUND
HIGH GRADE INCOME FUND
HAWAII MUNICIPAL BOND FUND
GOVERNMENT MONEY MARKET FUND
TREASURY MONEY MARKET FUND

INVESTMENT ADVISER
BISHOP STREET
CAPITAL MANAGEMENT

(BISHOP STREET FUNDS LOGO)

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds' website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

                                  BISHOP STREET

                                TABLE OF CONTENTS


                                      FUNDS

LETTER TO SHAREHOLDERS ...................................................    2
SCHEDULES OF INVESTMENTS
   Strategic Growth Fund .................................................    4
   Large Cap Core Equity Fund ............................................    7
   High Grade Income Fund ................................................   13
   Hawaii Municipal Bond Fund ............................................   22
   Government Money Market Fund ..........................................   32
   Treasury Money Market Fund ............................................   35
STATEMENTS OF ASSETS AND LIABILITIES .....................................   36
STATEMENTS OF OPERATIONS .................................................   38
STATEMENTS OF CHANGES IN NET ASSETS ......................................   40
FINANCIAL HIGHLIGHTS .....................................................   44
NOTES TO FINANCIAL STATEMENTS ............................................   48
DISCLOSURE OF FUND EXPENSES ..............................................   61
APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS ..............   63

                                  BISHOP STREET

                             LETTER TO SHAREHOLDERS


                                      FUNDS
(PHOTO OF MICHAEL K. HIRAI)

Dear Shareholder:

The past eighteen months have proven to be a truly tumultuous period in the history of the financial markets. A deepening credit crisis and massive bank and business failures created a state of panic forcing the hands of central banks around the world in a desperate attempt to avert a global financial meltdown. Perhaps even more shocking was the discovery of a number of financial scandals so large that they have left even deeper scars and destruction on the financial landscape. Over this period, the equity markets declined more than 50% from their October 2007 highs, driving the economy into a deep and prolonged recession - one not witnessed in generations. And although the future looks bleak, there does appear to be a light at the end of the tunnel. At least we think so.

A LIGHT AT THE END OF THE TUNNEL?

Investors approached the New Year with much trepidation following the shocking events of 2008. The credit markets continued to contract as equity and commodity markets around the world fell in a synchronous fashion. Investors continued to seek solace in the safety of the treasury markets much more concerned about the return of capital rather than the return on capital. Following a 37% decline in 2008, the U.S. stock market declined further, falling another 24% in the first 65 days of the year. Since the March 6, 2009 low, the U.S. equity markets soared +36% eking out a +3.2% return in the first half of 2009.

AN APPETITE FOR RISK

Meanwhile, the fixed income markets continued to provide a positive environment for investors with the broad market indices generating a +1.9% return year-to-date, building upon the +5.2% return realized in 2008. But an even more surprising development in the bond market was the strong performance registered in the corporate sector as U.S. credit generated a +6.9% return in the

Bishop Street Funds

                                                      (BISHOP STREET FUNDS LOGO)

first six months with lower quality credits significantly outperforming both U.S. treasuries and government issues. This was particularly evident in the high yield bond markets as non-investment grade bonds gained more than +30% in 2009, well ahead of most asset classes.

BALANCE AND FOCUS REMAIN IMPORTANT KEYS TO INVESTING

These past six months have proven the importance of balance and focus in investing successfully over the long term. Although last year was truly disappointing for equity investors, our main focus on a diversified mix of stocks, bonds, and money market funds has once again proven to be key to reaching your goals. Recent events have only given us more reason to pause and reflect again on our long-term investment goals as well as our tolerances for risk.

The Bishop Street Funds continue to offer you selected stock, bond and money market alternatives that should be included in your overall investment program. Many of the stock fund holdings in the Strategic Growth Fund and the Large Cap Core Equity Fund continue to have extremely attractive earnings and income potential enhancing their long-term growth potential. Our High Grade Income and Hawaii Municipal Bond Funds hold high-quality fixed income securities that provide you with stable and predictable income cash flows and our money market funds provide stable values and safety.

Thank you for your continued trust and confidence in Bishop Street Capital Management.

Sincerely,


/s/ Michael K. Hirai
Michael K. Hirai, CFA, CPA
President and Chief Investment Officer
July 15, 2009

June 30, 2009                                          www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)

                            TOP TEN EQUITY HOLDINGS+

                               Percentage of
                                Investments
                               -------------
 1. Oracle                         2.3%
 2. Microsoft                      2.2%
 3. Western Digital                2.2%
 4. Hewlett-Packard                2.2%
 5. Thermo Fisher Scientific       2.2%
 6. Symantec                       2.2%
 7. Red Hat                        2.2%
 8. Amgen                          2.2%
 9. ACE                            2.1%
10. Suncor Energy                  2.1%

SECTOR WEIGHTINGS+

                               (PERFORMANCE GRAPH)

Information Technology            24.9%
Industrials                       19.4%
Health Care                       16.5%
Consumer Discretionary            13.7%
Energy                             9.7%
Financials                         7.9%
Consumer Staples                   6.1%
Materials                          1.8%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             SCHEDULE OF INVESTMENTS

                                                                                     Market
                                                                                      Value
  Shares                                                                              (000)
  ------                                                                           ----------
                                    COMMON STOCK -- 100.1%
CONSUMER DISCRETIONARY -- 13.7%
    17,300   Apollo Group, Cl A*                                                   $    1,230
    31,383   Best Buy                                                                   1,051
    56,000   GameStop, Cl A*                                                            1,233
    22,400   McDonald's                                                                 1,288
    20,700   Nike, Cl B                                                                 1,072
    39,500   TJX                                                                        1,243
    37,500   Yum! Brands                                                                1,250
                                                                                   ----------
                                                                                        8,367
                                                                                   ----------

Bishop Street Funds

Strategic Growth Fund                                                (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                                     Market
                                                                                      Value
  Shares                                                                              (000)
  ------                                                                           ----------
CONSUMER STAPLES -- 6.1%
    37,713   CVS                                                                   $    1,202
    22,400   General Mills                                                              1,255
    28,900   Philip Morris International                                                1,260
                                                                                   ----------
                                                                                        3,717
                                                                                   ----------
ENERGY -- 9.8%
    32,800   National Oilwell Varco*                                                    1,071
    17,600   Occidental Petroleum                                                       1,158
    30,100   Southwestern Energy*                                                       1,169
    42,900   Suncor Energy                                                              1,302
    16,821   Transocean*                                                                1,250
                                                                                   ----------
                                                                                        5,950
                                                                                   ----------
FINANCIALS -- 7.9%
    29,600   ACE                                                                        1,309
     3,558   CME Group, Cl A                                                            1,107
    53,100   Nasdaq Stock Market*                                                       1,132
    27,400   State Street                                                               1,293
                                                                                   ----------
                                                                                        4,841
                                                                                   ----------
HEALTH CARE -- 16.5%
    17,700   Aetna                                                                        443
    24,800   Amgen*                                                                     1,313
    23,900   Baxter International                                                       1,266
    17,400   Becton Dickinson                                                           1,241
    18,000   Express Scripts, Cl A*                                                     1,237
    21,800   Genzyme*                                                                   1,214
    25,500   Gilead Sciences*                                                           1,194
    14,300   Quest Diagnostics                                                            807
    32,700   Thermo Fisher Scientific*                                                  1,333
                                                                                   ----------
                                                                                       10,048
                                                                                   ----------
INDUSTRIALS -- 19.4%
    20,300   Danaher                                                                    1,253
     6,500   First Solar*                                                               1,054
    43,800   Iron Mountain*                                                             1,259
    27,800   ITT                                                                        1,237
    14,800   Lockheed Martin                                                            1,194
    23,000   Stericycle*                                                                1,185
    43,200   Tyco International                                                         1,122
    23,500   Union Pacific                                                              1,224
    21,200   United Technologies                                                        1,102
    14,500   W.W. Grainger                                                              1,187
                                                                                   ----------
                                                                                       11,817
                                                                                   ----------

June 30, 2009                                          www.bishopstreetfunds.com

Strategic Growth Fund                                                (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                                     Market
                                                                                      Value
  Shares                                                                              (000)
  ------                                                                           ----------
INFORMATION TECHNOLOGY -- 24.9%
    48,900   Broadcom, Cl A*                                                       $    1,212
     2,700   Google, Cl A*                                                              1,138
    35,100   Hewlett Packard                                                            1,357
    60,200   MEMC Electronic Materials*                                                 1,072
    57,700   Microsoft                                                                  1,371
    64,500   Oracle                                                                     1,382
    26,700   Qualcomm                                                                   1,207
    65,900   Red Hat*                                                                   1,327
    85,600   Symantec*                                                                  1,332
    56,900   Texas Instruments                                                          1,212
    51,400   Western Digital*                                                           1,362
    73,193   Western Union                                                              1,200
                                                                                   ----------
                                                                                       15,172
                                                                                   ----------
MATERIALS -- 1.8%
    14,500   Monsanto                                                                   1,078
                                                                                   ----------
TOTAL COMMON STOCK (Cost $64,652)                                                      60,990
                                                                                   ----------
TOTAL INVESTMENTS (Cost $64,652) -- (100.1%)                                       $   60,990
                                                                                   ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $60,943 ($ THOUSANDS).

*    NON-INCOME PRODUCING SECURITY.

CL -- CLASS

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Large Cap Core Equity Fund                                           (UNAUDITED)

                            TOP TEN EQUITY HOLDINGS+

                        Percentage of
                         Investments
                        -------------
 1. Microsoft                2.3%
 2. Chevron                  2.0%
 3. Johnson & Johnson        1.9%
 4. Apple                    1.7%
 5. JPMorgan Chase           1.7%
 6. AT&T                     1.6%
 7. Cisco Systems            1.5%
 8. Google                   1.5%
 9. Wal-Mart Stores          1.4%
10. Hewlett-Packard          1.4%

SECTOR WEIGHTINGS+

                               (PERFORMANCE GRAPH)

Information Technology       19.0%
Health Care                  15.2%
Financials                   13.2%
Energy                       12.7%
Consumer Staples             10.8%
Consumer Discretionary        9.9%
Industrials                   9.8%
Telecommunication Services    3.2%
Materials                     3.0%
Utilities                     2.0%
Short-Term Investments        0.9%
Exchange Traded Fund          0.3%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS. EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                             SCHEDULE OF INVESTMENTS

                                                                                     Market
                                                                                      Value
  Shares                                                                              (000)
  ------                                                                           ----------
                                      COMMON STOCK -- 99.7%
CONSUMER DISCRETIONARY -- 10.0%
     3,800   Apollo Group, Cl A*                                                   $      270
     6,060   Bed Bath & Beyond*(A)                                                        186
     7,510   Best Buy (A)                                                                 252
     6,200   Carnival                                                                     160
     6,880   Coach                                                                        185
    23,400   Comcast, Cl A                                                                339
    13,800   DISH Network, Cl A*                                                          224

June 30, 2009                                          www.bishopstreetfunds.com

Large Cap Core Equity Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                                     Market
                                                                                      Value
  Shares                                                                              (000)
  ------                                                                           ----------
CONSUMER DISCRETIONARY -- (CONTINUED)
    14,580   Expedia*                                                              $      220
    10,000   GameStop, Cl A*                                                              220
    13,100   International Game Technology                                                208
     8,030   Johnson Controls (A)                                                         175
     5,700   Kohl's*(A)                                                                   244
    14,960   Lowe's                                                                       290
    25,680   News, Cl A                                                                   234
     4,600   Nike, Cl B                                                                   238
    11,500   Staples (A)                                                                  232
     5,511   Time Warner Cable, Cl A (A)                                                  175
    10,086   Time Warner                                                                  254
     3,800   VF                                                                           210
     6,600   Yum! Brands                                                                  220
                                                                                   ----------
                                                                                        4,536
                                                                                   ----------
CONSUMER STAPLES -- 10.9%
    17,300   Archer Daniels Midland                                                       463
    13,460   CVS                                                                          429
     6,600   Kimberly-Clark                                                               346
    11,580   PepsiCo (A)                                                                  637
    13,650   Philip Morris International                                                  595
    14,120   Procter & Gamble                                                             722
    17,220   SYSCO                                                                        387
    21,950   Tyson Foods, Cl A (A)                                                        277
    11,130   Walgreen (A)                                                                 327
    16,400   Wal-Mart Stores                                                              794
                                                                                   ----------
                                                                                        4,977
                                                                                   ----------
ENERGY -- 12.8%
     6,254   Anadarko Petroleum                                                           284
     4,878   Apache                                                                       352
    13,050   Chesapeake Energy (A)                                                        259
    16,990   Chevron                                                                    1,126
     5,800   Consol Energy                                                                197
     5,480   Devon Energy                                                                 299
    35,000   El Paso                                                                      323
     6,700   Exxon Mobil                                                                  468
    11,300   Halliburton                                                                  234
    12,990   Marathon Oil                                                                 391
     7,820   National Oilwell Varco*                                                      255
    12,160   Nexen (A)                                                                    263
     5,240   Noble Energy (A)                                                             309
     8,510   Noble                                                                        258

Bishop Street Funds

Large Cap Core Equity Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                                     Market
                                                                                      Value
  Shares                                                                              (000)
  ------                                                                           ----------
ENERGY -- (CONTINUED)
     6,000   Range Resources                                                       $      249
    15,172   Valero Energy                                                                256
     8,160   XTO Energy                                                                   311
                                                                                   ----------
                                                                                        5,834
                                                                                   ----------
FINANCIALS -- 13.3%
     4,306   ACE                                                                          190
     8,900   Aflac                                                                        277
     9,500   Allstate                                                                     232
     6,800   Annaly Capital Management+                                                   103
    53,094   Bank of America (A)                                                          701
    10,700   Bank of New York Mellon                                                      314
     2,200   Boston Properties+ (A)                                                       105
     2,800   Capital One Financial (A)                                                     61
     4,400   Chubb                                                                        176
    46,110   Citigroup (A)                                                                137
       485   CME Group, Cl A                                                              151
     5,500   Equity Residential (B)                                                       122
     1,900   Goldman Sachs Group                                                          280
    10,400   Host Hotels & Resorts+ (A)                                                    87
     2,300   IntercontinentalExchange* (A)                                                263
    27,770   JPMorgan Chase                                                               947
    22,400   Keycorp (A)                                                                  117
     4,217   Loews                                                                        116
     6,870   MetLife                                                                      206
    10,360   Morgan Stanley (A)                                                           295
     9,490   State Street                                                                 448
     5,730   Travelers                                                                    235
    19,832   Wells Fargo (A)                                                              481
                                                                                   ----------
                                                                                        6,044
                                                                                   ----------
HEALTH CARE -- 15.3%
     9,507   Abbott Laboratories                                                          447
    11,470   Aetna                                                                        287
     4,967   Allergan                                                                     236
     6,700   Amgen*                                                                       355
    19,100   Bristol-Myers Squibb                                                         388
     6,520   Celgene*                                                                     312
     2,600   Cephalon* (A)                                                                147
    11,600   Forest Laboratories*                                                         291
     5,080   Genzyme*                                                                     283
     9,370   Gilead Sciences*                                                             439
    18,760   Johnson & Johnson                                                          1,066

June 30, 2009                                          www.bishopstreetfunds.com

Large Cap Core Equity Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                                     Market
                                                                                      Value
  Shares                                                                              (000)
  ------                                                                           ----------
HEALTH CARE -- (CONTINUED)
     7,840   McKesson                                                              $      345
    10,030   Medtronic                                                                    350
    19,880   Pfizer (A)                                                                   298
    14,860   Schering Plough                                                              373
     8,630   St. Jude Medical*                                                            355
     8,700   Thermo Fisher Scientific*                                                    355
    12,580   UnitedHealth Group                                                           314
     5,200   Varian Medical Systems*                                                      183
     3,317   Wyeth                                                                        151
                                                                                   ----------
                                                                                        6,975
                                                                                   ----------
INDUSTRIALS -- 9.9%
     9,700   Boeing (A)                                                                   412
     8,320   Caterpillar (A)                                                              275
     8,710   Deere (A)                                                                    348
     8,000   Fluor                                                                        410
    58,227   General Electric                                                             683
     7,114   Illinois Tool Works                                                          266
     3,210   L-3 Communications Holdings, Cl 3                                            223
     7,330   Norfolk Southern (A)                                                         276
     4,967   Parker Hannifin                                                              213
     4,110   Precision Castparts                                                          300
     7,950   Rockwell Collins                                                             332
     8,100   Union Pacific (A)                                                            422
     6,800   United Technologies                                                          353
                                                                                   ----------
                                                                                        4,513
                                                                                   ----------
INFORMATION TECHNOLOGY -- 19.2%
     4,400   Accenture, Cl A                                                              147
     8,720   Adobe Systems* (A)                                                           247
     6,670   Apple*                                                                       950
     9,800   Broadcom, Cl A* (A)                                                          243
    45,770   Cisco Systems*                                                               853
     7,500   Cognizant Technology Solutions, Cl A*                                        200
    16,460   Corning                                                                      264
    20,610   EMC*(A)                                                                      270
     4,400   Fiserv*                                                                      201
     2,000   Google, Cl A*                                                                843
    19,580   Hewlett-Packard                                                              757
    24,620   Intel (A)                                                                    408
    52,280   Microsoft                                                                  1,243
    34,470   Oracle                                                                       738
    14,770   Qualcomm                                                                     668

Bishop Street Funds

Large Cap Core Equity Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                                     Market
                                                                                      Value
  Shares                                                                              (000)
  ------                                                                           ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
     3,100   Research In Motion*                                                   $      220
    18,350   Symantec*                                                                    286
    10,070   Xilinx (A)                                                                   206
                                                                                   ----------
                                                                                        8,744
                                                                                   ----------
MATERIALS -- 3.1%
    14,900   Dow Chemical (A)                                                             240
     5,720   Freeport-McMoRan Copper & Gold (A)                                           287
     3,100   Monsanto                                                                     230
     5,400   Mosaic                                                                       239
    15,490   Teck Cominco, Cl B                                                           247
     4,300   United States Steel (A)                                                      154
                                                                                   ----------
                                                                                        1,397
                                                                                   ----------
TELECOMMUNICATION SERVICES -- 3.2%
    35,810   AT&T                                                                         889
     9,400   NII Holdings*                                                                179
    13,230   Verizon Communications (A)                                                   407
                                                                                   ----------
                                                                                        1,475
                                                                                   ----------
UTILITIES -- 2.0%
     2,400   Entergy                                                                      186
     5,290   Exelon (A)                                                                   271
     3,635   FPL Group                                                                    206
     8,720   Questar                                                                      271
                                                                                   ----------
                                                                                          934
                                                                                   ----------
TOTAL COMMON STOCK (Cost $57,244)                                                      45,429
                                                                                   ----------
                                   EXCHANGE TRADED FUND -- 0.3%
     1,265   SPDR Trust, Ser 1 (A)                                                        116
                                                                                   ----------
TOTAL EXCHANGE TRADED FUND (Cost $142)                                                    116
                                                                                   ----------

June 30, 2009                                          www.bishopstreetfunds.com

Large Cap Core Equity Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

                                                                                     Market
                                                                                      Value
  Shares                                                                              (000)
  ------                                                                           ----------
                                  CASH EQUIVALENTS (C) -- 21.2%
 2,104,518   AIM Liquid Asset Portfolio, Institutional Shares, 0.522% (B)          $    2,104
   201,755   Dreyfus Cash Management Fund, Institutional Shares, 0.457%                   202
 1,618,860   Dreyfus Institutional Cash Advantage Fund, 0.479% (B)                      1,619
 1,942,632   Federated Prime Obligation Fund, 0.438% (B)                                1,943
   201,755   Fidelity Institutional Money Market Portfolio,
                Institutional Shares, 0.714%                                              202
 1,942,632   Fidelity Prime Money Market, Institutional Shares, 0.521% (B)              1,943
   647,544   JPMorgan Prime Money Market Fund, 0.444% (B)                                 647
 1,018,076   Merrill Lynch Select Institutional Fund, 0.465% (B)                        1,018
                                                                                   ----------
TOTAL CASH EQUIVALENTS (Cost $9,678)                                                    9,678
                                                                                   ----------
TOTAL INVESTMENTS (Cost $67,064) -- (121.2%)                                       $   55,223
                                                                                   ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $45,570 ($ THOUSANDS).

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PORTION OF THIS SECURITY WAS ON LOAN AT JUNE 30, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2009 WAS $9,048
     ($ THOUSANDS).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2009 WAS $9,274 ($ THOUSANDS).

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2009.

+    REAL ESTATE INVESTMENT TRUST

CL -- CLASS

SER -- SERIES

SPDR -- STANDARD & POOR'S DEPOSITORY RECEIPTS

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)

                                TOP TEN HOLDINGS+

                                                                     Percentage
                                                 Coupon   Maturity       of
                                                  Rate      Date     Investments
                                                 ------   --------   -----------
 1. Citibank Credit Card Issuance Trust          2.700%   06/23/13       1.8%
 2. Potash Corp of Saskatchewan                  5.250%   05/15/14       1.6%
 3. FNMA                                         3.750%   03/25/33       1.5%
 4. General Electric Capital MTN                 5.450%   01/15/13       1.5%
 5. FHLMC MTN                                    4.250%   05/22/13       1.4%
 6. Chase Issuance Trust                         1.111%   06/15/12       1.4%
 7. Rio Tinto Finance USA                        9.000%   05/01/19       1.3%
 8. U.S. Treasury Bond                           7.250%   05/15/16       1.3%
 9. IBM                                          8.375%   11/01/19       1.3%
10. U.S. Treasury Inflation-Protected Security   2.125%   01/15/19       1.2%

SECTOR WEIGHTINGS+

                               (PERFORMANCE GRAPH)

Financials                                    20.8%
U.S. Government Agency Obligations            11.9%
Materials                                      8.4%
Information Technology                         7.5%
Consumer Discretionary                         7.3%
U.S. Government Mortgage-Backed Obligations    6.4%
Industrials                                    5.8%
Health Care                                    5.5%
Energy                                         5.3%
Asset-Backed Securities                        5.0%
Consumer Staples                               4.7%
Telecommunication Services                     4.5%
U.S. Treasury Obligations                      4.0%
Municipal Bonds                                1.8%
Short-Term Investments                         1.1%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS. EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

                             SCHEDULE OF INVESTMENTS

   Face                                                                              Market
  Amount                                                                              Value
  (000)                                                                               (000)
  ------                                                                           ----------
                                  CORPORATE OBLIGATIONS -- 69.5%
AEROSPACE & DEFENSE -- 2.1%
             Emerson Electric (C)
$      500   5.250%, 10/15/18                                                      $      512
             Rockwell Automation
       800   6.700%, 01/15/28                                                             832
             United Technologies
     1,200   6.350%, 03/01/11                                                           1,285
                                                                                   ----------
                                                                                        2,629
                                                                                   ----------

June 30, 2009                                          www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                              Market
  Amount                                                                              Value
  (000)                                                                               (000)
  ------                                                                           ----------
AUTO FINANCE -- 1.9%
             Capital One Financial
$    1,000   7.375%, 05/23/14                                                      $    1,031
             Toyota Motor Credit
     1,200   5.450%, 05/18/11                                                           1,256
                                                                                   ----------
                                                                                        2,287
                                                                                   ----------
BANKS -- 10.3%
             American Express Bank
       600   5.500%, 04/16/13                                                             589
             Australia & New Zealand Banking Group (A)
     1,500   0.893%, 06/18/12                                                           1,493
             Bank of America (A) (C)
     1,325   0.989%, 06/22/12                                                           1,343
             Bank of Oklahoma (A)
       500   5.750%, 05/15/17                                                             440
             Barclays Bank PLC
     1,150   6.750%, 05/22/19                                                           1,141
             BHP Billiton Finance
       950   5.250%, 12/15/15                                                             989
             HSBC Holdings PLC
     1,375   6.800%, 06/01/38                                                           1,382
             JPMorgan Chase
       500   4.650%, 06/01/14                                                             499
             JPMorgan Chase (C)
     1,400   5.875%, 06/13/16                                                           1,349
             Rio Tinto Finance USA (C)
     1,700   9.000%, 05/01/19                                                           1,890
             Wells Fargo (C)
     1,600   4.375%, 01/31/13                                                           1,614
                                                                                   ----------
                                                                                       12,729
                                                                                   ----------
BEVERAGES -- 1.2%
             PepsiCo
     1,450   4.650%, 02/15/13                                                           1,522
                                                                                   ----------
BROADCASTING & CABLE -- 1.1%
             Comcast Cable Holdings
     1,200   7.875%, 08/01/13                                                           1,365
                                                                                   ----------

Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                              Market
  Amount                                                                              Value
  (000)                                                                               (000)
  ------                                                                           ----------
CHEMICALS -- 4.1%
             Dow Chemical
$    1,200   8.550%, 05/15/19                                                      $    1,202
             Monsanto
     1,400   7.375%, 08/15/12                                                           1,601
             Potash Corp of Saskatchewan
     2,150   5.250%, 05/15/14                                                           2,219
                                                                                   ----------
                                                                                        5,022
                                                                                   ----------
COMPUTER HARDWARE -- 6.3%
             Cisco Systems (C)
     1,500   5.500%, 02/22/16                                                           1,589
             Dell
       400   5.625%, 04/15/14                                                             422
             Hewlett-Packard (C)
     1,375   4.500%, 03/01/13                                                           1,430
             IBM
     1,500   8.375%, 11/01/19                                                           1,853
             Nokia
     1,250   5.375%, 05/15/19                                                           1,265
             Oracle
     1,200   5.250%, 01/15/16                                                           1,256
                                                                                   ----------
                                                                                        7,815
                                                                                   ----------
CONSUMER DISCRETIONARY -- 3.1%
             Costco Wholesale (C)
     1,100   5.500%, 03/15/17                                                           1,164
             Home Depot
     1,400   5.875%, 12/16/36                                                           1,235
             Wal-Mart Stores
     1,300   5.375%, 04/05/17                                                           1,383
                                                                                   ----------
                                                                                        3,782
                                                                                   ----------
FINANCIALS -- 10.9%
             Bank of New York Mellon (C)
     1,325   4.300%, 05/15/14                                                           1,347
             Bear Stearns LLC
     1,500   7.250%, 02/01/18                                                           1,581
             Boeing Capital (C)
     1,400   6.500%, 02/15/12                                                           1,536
             BP Capital Markets PLC
       725   3.625%, 05/08/14                                                             723

June 30, 2009                                          www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                              Market
  Amount                                                                              Value
  (000)                                                                               (000)
  ------                                                                           ----------
FINANCIALS -- (CONTINUED)
             Bunge Finance
$    1,300   8.500%, 06/15/19                                                      $    1,359
             General Electric Capital MTN, Ser A
     2,050   5.450%, 01/15/13                                                           2,104
             Goldman Sachs Group (C)
     1,100   7.500%, 02/15/19                                                           1,178
             Jefferies Group
       675   6.250%, 01/15/36                                                             466
             John Deere Capital
       550   7.000%, 03/15/12                                                             604
             Morgan Stanley MTN
     1,050   6.000%, 05/13/14                                                           1,063
             Morgan Stanley (C)
     1,300   7.300%, 05/13/19                                                           1,348
             State Street
       250   4.300%, 05/30/14                                                             247
                                                                                   ----------
                                                                                       13,556
                                                                                   ----------
HEALTH CARE -- 1.1%
             Johnson & Johnson
     1,200   6.950%, 09/01/29                                                           1,414
                                                                                   ----------
HOUSEHOLD DURABLES -- 0.8%
             Whirlpool MTN
     1,000   8.600%, 05/01/14                                                           1,045
                                                                                   ----------
HOUSEHOLD PRODUCTS -- 1.4%
             Procter & Gamble
     1,300   8.000%, 10/26/29                                                           1,684
                                                                                   ----------
INDUSTRIALS -- 0.5%
             Burlington Northern Santa Fe
       650   5.650%, 05/01/17                                                             663
                                                                                   ----------
MACHINERY -- 1.2%
             Caterpillar
     1,250   7.900%, 12/15/18                                                           1,442
                                                                                   ----------
MEDIA -- 1.9%
             News America
     1,000   6.650%, 11/15/37                                                             900
             Walt Disney MTN
     1,300   6.200%, 06/20/14                                                           1,449
                                                                                   ----------
                                                                                        2,349
                                                                                   ----------

Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                              Market
  Amount                                                                              Value
   (000)                                                                              (000)
  ------                                                                           ----------
MOVIES & ENTERTAINMENT -- 3.0%
             Comcast
$    1,000   6.500%, 01/15/17                                                      $    1,061
             Time Warner
     1,200   7.700%, 05/01/32                                                           1,179
             Time Warner Cable (C)
     1,350   8.250%, 04/01/19                                                           1,532
                                                                                   ----------
                                                                                        3,772
                                                                                   ----------
OFFICE ELECTRONICS -- 1.1%
             Xerox (C)
     1,350   8.250%, 05/15/14                                                           1,404
                                                                                   ----------
OIL & GAS -- EXPLORATION/PRODUCTION -- 2.8%
             Anadarko Petroleum
     1,250   7.200%, 03/15/29                                                           1,139
             Devon Energy
     1,200   5.625%, 01/15/14                                                           1,264
             Occidental Petroleum (C)
     1,000   6.750%, 01/15/12                                                           1,090
                                                                                   ----------
                                                                                        3,493
                                                                                   ----------
OIL & GAS -- INTEGRATED -- 2.5%
             Atlantic Richfield
     1,385   9.125%, 03/01/11                                                           1,540
             ConocoPhillips (C)
     1,500   4.750%, 10/15/12                                                           1,580
                                                                                   ----------
                                                                                        3,120
                                                                                   ----------
PHARMACEUTICALS -- 5.4%
             Abbott Laboratories
     1,400   5.600%, 05/15/11                                                           1,496
             Bristol-Myers Squibb
       680   5.450%, 05/01/18                                                             720
             Genentech
     1,300   4.750%, 07/15/15                                                           1,343
             Merck
       650   5.000%, 06/30/19                                                             658
       500   5.850%, 06/30/39                                                             514
             Pfizer (C)
       850   6.200%, 03/15/19                                                             930
             Teva Pharmaceutical Finance LLC
     1,000   5.550%, 02/01/16                                                           1,034
                                                                                   ----------
                                                                                        6,695
                                                                                   ----------

June 30, 2009                                          www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                              Market
  Amount                                                                              Value
   (000)                                                                              (000)
  ------                                                                           ----------
RETAIL FOOD -- 1.3%
             McDonald's MTN (C)
$    1,525   4.125%, 06/01/13                                                      $    1,569
                                                                                   ----------
STEEL & STEEL WORKS -- 2.0%
             ArcelorMittal (C)
     1,050   9.850%, 06/01/19                                                           1,133
             Nucor
     1,300   4.875%, 10/01/12                                                           1,353
                                                                                   ----------
                                                                                        2,486
                                                                                   ----------
TELECOMMUNICATIONS -- 2.7%
             AT&T
       500   5.800%, 02/15/19                                                             508
             AT&T Wireless Services
     1,300   8.125%, 05/01/12                                                           1,455
             Verizon Wireless Capital LLC
     1,300   5.550%, 02/01/14                                                           1,380
                                                                                   ----------
                                                                                        3,343
                                                                                   ----------
TRANSPORTATION SERVICES -- 0.8%
             Canadian Pacific Railway
     1,000   7.250%, 05/15/19                                                           1,038
                                                                                   ----------
TOTAL CORPORATE OBLIGATIONS (Cost $83,692)                                             86,224
                                                                                   ----------
                           U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.9%
             FHLB
     1,000   6.000%, 07/10/13                                                           1,001
     1,000   4.875%, 12/14/12                                                           1,087
             FHLMC
       875   8.250%, 06/01/16                                                           1,017
     1,000   5.875%, 05/23/16                                                           1,070
     1,100   5.000%, 01/30/14                                                           1,194
       800   4.000%, 06/12/13                                                             836
     1,100   3.250%, 02/18/14                                                           1,094
             FHLMC MTN
     1,000   5.000%, 10/27/14                                                           1,091
     1,900   4.250%, 05/22/13                                                           2,020
             FNMA
     1,500   5.750%, 05/11/22                                                           1,542
     1,400   5.550%, 02/16/17                                                           1,430
       600   5.500%, 11/17/16                                                             610
       700   5.000%, 03/02/15                                                             758
                                                                                   ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,235)                                14,750
                                                                                   ----------

Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                              Market
  Amount                                                                              Value
   (000)                                                                              (000)
  ------                                                                           ----------
                       U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 6.4%
             FHLMC REMIC, Ser 2844, Cl VB
$      173   5.500%, 12/15/19                                                      $      176
             FHLMC REMIC, Ser 3070, Cl DH
        65   5.500%, 11/15/35                                                              66
             FHLMC REMIC, Ser 3196, Cl CB
       554   5.250%, 08/15/11                                                             570
             FHLMC REMIC, Ser R010, Cl AB
       814   5.500%, 12/15/19                                                             837
             FNMA
       860   5.000%, 10/01/23                                                             891
       567   3.500%, 08/01/10                                                             578
             FNMA REMIC, Ser B1, Cl BE
       969   5.450%, 12/25/20                                                           1,018
             FNMA, Ser 33, Cl AB
     2,116   3.750%, 03/25/33                                                           2,111
             FNMA, Ser 84, Cl KA
       230   5.000%, 09/25/36                                                             232
             GNMA, Ser 7, Cl PE
     1,400   5.500%, 11/16/31                                                           1,453
                                                                                   ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $7,725)                         7,932
                                                                                   ----------
                                 ASSET-BACKED SECURITIES -- 5.0%
             Capital One Multi Asset Execution Trust
     1,600   3.200%, 04/15/14                                                           1,612
             Chase Issuance Trust, Cl A5 (A)
     2,000   1.111%, 06/15/12                                                           2,000
             Citibank Credit Card Issuance Trust, Cl A3 (A)
     2,600   2.700%, 06/23/13                                                           2,606
                                                                                   ----------
TOTAL ASSET-BACKED SECURITIES (Cost $6,196)                                             6,218
                                                                                   ----------
                                U.S. TREASURY OBLIGATIONS -- 4.0%
             U.S. Treasury Bond (C)
     1,500   7.250%, 05/15/16                                                           1,880
             U.S. Treasury Inflation-Protected Security
     1,700   2.125%, 01/15/19                                                           1,744
             U.S. Treasury Notes
       500   4.125%, 08/31/12                                                             537
       800   3.125%, 05/15/19 (C)                                                         774
                                                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,666)                                           4,935
                                                                                   ----------

June 30, 2009                                          www.bishopstreetfunds.com

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face
  Amount                                                                             Market
  (000)/                                                                              Value
  Shares                                                                              (000)
  ------                                                                           ----------
                                     MUNICIPAL BONDS -- 1.8%
MUNICIPAL -- 1.8%
             Michigan Municipal Bond Authority, RB, Merrill Lynch Insured (A)
$      500   6.411%, 09/01/48                                                      $      500
             New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
             Insured, Pre-Refunded @ 100 (B)
     1,250   4.252%, 01/01/15                                                           1,250
             New Mexico Mortgage Finance Authority, RB, AMT,
             GNMA/FNMA/FHLMC Collateral
       500   4.200%, 07/01/28                                                             493
                                                                                   ----------
TOTAL MUNICIPAL BONDS (Cost $2,260)                                                     2,243
                                                                                   ----------
                                  CASH EQUIVALENTS (E) -- 16.7%
 4,395,482   AIM Liquid Asset Portfolio, Institutional Shares, 0.522% (D)               4,396
   700,962   Dreyfus Cash Management Fund, Institutional Shares, 0.457%                   701
 3,381,140   Dreyfus Institutional Cash Advantage Fund, 0.479% (D)                      3,381
 4,057,368   Federated Prime Obligation Fund, 0.438% (D)                                4,057
   700,962   Fidelity Institutional Money Market Portfolio,
                Institutional Shares, 0.714%                                              701
 4,057,368   Fidelity Prime Money Market, Institutional Shares, 0.521% (D)              4,057
 1,352,456   JPMorgan Prime Money Market Fund, 0.444% (D)                               1,353
 2,126,348   Merrill Lynch Select Institutional Fund, 0.465% (D)                        2,126
                                                                                   ----------
TOTAL CASH EQUIVALENTS (Cost $20,772)                                                  20,772
                                                                                   ----------
TOTAL INVESTMENTS (Cost $139,546) -- (115.3%)                                      $  143,074
                                                                                   ==========

Bishop Street Funds

High Grade Income Fund                                               (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

PERCENTAGES ARE BASED ON NET ASSETS OF $124,082 ($ THOUSANDS).

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2009. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(B)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C) THIS SECURITY OR PORTION OF THIS SECURITY WAS ON LOAN AT JUNE 30, 2009. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2009 WAS $18,943
     ($ THOUSANDS).

(D) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF JUNE 30, 2009 WAS $19,370 ($ THOUSANDS).

(E)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2009.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

AMT -- ALTERNATIVE MINIMUM TAX

CL -- CLASS

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE ASSOCIATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

LLC -- LIMITED LIABILITY COMPANY

MTN -- MEDIUM TERM NOTE

PLC -- PUBLIC LIMITED COMPANY

RB -- REVENUE BOND

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER -- SERIES

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2009                                          www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                                TOP TEN HOLDINGS+

                                                                Percentage
                                                       Coupon    Maturity        of
                                                        Rate       Date      Investments
                                                       ------   ----------   -----------
 1. Honolulu Hawaii City & County GO                   5.000%     07/01/17       3.4%
 2. Honolulu City & County GO                          5.000%     07/01/21       1.9%
 3. Honolulu City & County GO                          5.000%     07/01/26       1.7%
 4. Hawaii State, Housing Finance & Development RB     5.350%     07/01/18       1.6%
 5. Hawaii State, Highway RB                           5.000%     07/01/16       1.6%
 6. Honolulu City & County, Board of Water Supply RB   4.750%     07/01/14       1.4%
 7. Honolulu Hawaii City & County GO                   5.000%     07/01/15       1.4%
 8. Hawaii State, Highway RB                           5.000%     07/01/12       1.4%
 9. Hawaii State, Housing Finance & Development RB     6.500%     07/01/33       1.3%
10. Hawaii State, Harbor System RB                     5.750%     07/01/17       1.3%

SECTOR WEIGHTINGS+

                               (PERFORMANCE GRAPH)

General Obligations      48.8%
Transportation           11.8%
Water                    10.7%
Housing                   8.9%
General Revenue           6.4%
Airport                   4.1%
Power                     3.9%
Single-Family Housing     3.3%
Medical                   1.0%
Short-Term Investments    0.5%
School District           0.5%
Multi-Family Housing      0.1%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

Bishop Street Funds

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS

   Face                                                                              Market
  Amount                                                                              Value
  (000)                                                                               (000)
  ------                                                                           ----------
                                     MUNICIPAL BONDS -- 97.8%
ARIZONA -- 1.0%
             Phoenix Civic Improvement, Ser A, RB
$    1,435   5.000%, 07/01/21                                                      $    1,561
                                                                                   ----------
CALIFORNIA -- 0.2%
             San Jose Evergreen Community College District, Ser B,
             GO, FSA Insured (A)
     1,000   5.893%, 09/01/28                                                             320
                                                                                   ----------
GEORGIA -- 0.5%
             Main Street, Natural Gas, Ser B, RB
     1,000   5.000%, 03/15/18                                                             884
                                                                                   ----------
HAWAII -- 84.1%
             Hawaii County, Refunding & Improvement Project, Ser A,
             GO, National-RE FGIC Insured
       450   5.600%, 05/01/12                                                             497
       430   5.600%, 05/01/13                                                             482
             Hawaii County, Ser A, GO, AMBAC Insured
     1,000   5.000%, 07/15/15                                                           1,109
             Hawaii County, Ser A, GO, FSA Insured
       125   5.000%, 07/15/21                                                             131
     1,500   5.000%, 07/15/23                                                           1,552
             Hawaii County, Ser A, GO, National-RE Insured
       505   5.000%, 07/15/21                                                             537
     1,000   5.000%, 07/15/22                                                           1,053
             Hawaii County, Ser A, GO, National-RE Insured
     1,055   5.250%, 07/15/18                                                           1,130
     1,000   5.000%, 07/15/24                                                           1,033
             Hawaii State, Airport System, RB, AMT, National-RE FGIC Insured
     1,000   5.750%, 07/01/15                                                           1,017
       280   5.250%, 07/01/21                                                             270
             Hawaii State, Airport System, Second Ser, RB, AMT, ETM
        50   6.900%, 07/01/12                                                              53
             Hawaii State, Airport System, Ser B, RB, AMT, National-RE
             FGIC Insured
     1,500   6.625%, 07/01/18                                                           1,527
       500   6.000%, 07/01/19                                                             502
             Hawaii State, Department of Budget & Finance,
             Chaminade University, RB, RADIAN Insured
     1,000   4.750%, 01/01/36                                                             711
             Hawaii State, Department of Budget & Finance, Electric
             Company & Subsidiary Project, Ser A, RB, AMT, FGIC Insured
       750   4.800%, 01/01/25                                                             629

June 30, 2009                                          www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                            SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                              Market
  Amount                                                                              Value
  (000)                                                                               (000)
  ------                                                                           ----------
HAWAII -- (CONTINUED)
             Hawaii State, Department of Budget & Finance, Electric
             Company & Subsidiary Project, Ser B, RB, AMT, XLCA Insured
   $ 1,025   5.000%, 12/01/22                                                      $      904
             Hawaii State, Department of Budget & Finance, Hawaiian
             Electric, Ser A, RB, AMT, AMBAC Insured
       675   5.100%, 09/01/32                                                             549
             Hawaii State, Department of Budget & Finance, Hawaiian
             Electric, Ser A, RB, AMT, FGIC Insured
     1,000   4.650%, 03/01/37                                                             729
             Hawaii State, Department of Budget & Finance, Hawaiian
             Electric, Ser A, RB, AMT, National-RE Insured
     2,000   5.650%, 10/01/27                                                           1,812
             Hawaii State, Department of Budget & Finance, Hawaiian
             Electric, Ser C, RB, AMT, AMBAC Insured
     1,000   6.200%, 11/01/29                                                             955
             Hawaii State, Department of Budget & Finance, Mid Pacific
             Institute, RB, RADIAN Insured
     1,000   5.000%, 01/01/26                                                             821
     1,000   4.625%, 01/01/31                                                             737
             Hawaii State, Department of Hawaiian Home Lands,
             Kapolei Office Facilities, Ser A, COP, FSA Insured
     2,000   5.000%, 11/01/31                                                           2,008
             Hawaii State, Harbor System, Ser A, RB, AMT, FSA Insured
     2,025   5.750%, 07/01/17                                                           2,073
       770   5.750%, 07/01/29                                                             776
     1,210   5.700%, 07/01/16                                                           1,240
     1,000   5.600%, 07/01/15                                                           1,027
             Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
       200   5.500%, 07/01/19                                                             209
             Hawaii State, Harbor System, Ser B, RB, AMT, FSA Insured
     1,000   5.000%, 01/01/13                                                           1,064
             Hawaii State, Highway, RB, FSA Insured
     2,000   5.000%, 07/01/12                                                           2,200
             Hawaii State, Highway, Ser A, RB, FSA Insured
     1,725   5.000%, 07/01/21                                                           1,807
     1,565   5.000%, 07/01/22                                                           1,631
     1,805   5.000%, 07/01/23                                                           1,871
             Hawaii State, Highway, Ser B, RB, FSA Insured
     2,300   5.000%, 07/01/16                                                           2,504
             Hawaii State, Housing Finance & Development, Ser A, RB,
             AMT, FNMA Collateral
     2,500   5.350%, 07/01/18                                                           2,509

Bishop Street Funds

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                              Market
  Amount                                                                              Value
  (000)                                                                               (000)
  ------                                                                           ----------
HAWAII -- (CONTINUED)
             Hawaii State, Housing Finance & Development, Ser
             B-RMKT, RB, FSA Insured
$    2,000   6.500%, 07/01/33                                                      $    2,119
             Hawaii State, Housing Finance & Development,
             Single-Family Housing, Ser A, RB, AMT, FNMA Collateral
       620   5.400%, 07/01/30                                                             613
             Hawaii State, Housing Finance & Development,
             Single-Family Housing, Ser B, RB, FNMA Collateral
     1,000   5.450%, 07/01/17                                                           1,002
             Hawaii State, Kapolei Office Building, Ser A, COP, AMBAC Insured
     1,475   5.250%, 05/01/13                                                           1,488
     1,000   5.000%, 05/01/16                                                           1,009
     1,000   5.000%, 05/01/17                                                           1,010
       500   5.000%, 05/01/18                                                             505
             Hawaii State, No. 1 Capitol District State Office, COP,
             National RE-Insured
     1,000   5.200%, 05/01/14                                                           1,021
             Hawaii State, RB
       300   5.500%, 07/01/18                                                             346
       500   5.500%, 01/01/25                                                             560
             Hawaii State, Ser CL, GO, FGIC-TCRS Insured
     1,000   6.000%, 03/01/11                                                           1,072
             Hawaii State, Ser CU, GO, National-RE Insured
       550   5.750%, 10/01/12                                                             580
             Hawaii State, Ser CU, GO, National-RE Insured,
             Pre Refunded @ 100 (B)
        25   5.750%, 10/01/10                                                              27
             Hawaii State, Ser CV, GO, National-RE FGIC Insured
       475   5.375%, 08/01/18                                                             497
     1,620   5.375%, 08/01/19                                                           1,691
             Hawaii State, Ser CX, GO, FSA Insured
     1,000   5.500%, 02/01/16                                                           1,067
     1,000   5.500%, 02/01/21                                                           1,048
             Hawaii State, Ser CZ, GO, FSA Insured
       225   5.250%, 07/01/16                                                             240
             Hawaii State, Ser DA, GO, National-RE Insured
       850   5.250%, 09/01/23                                                             894
             Hawaii State, Ser DB, GO, National-RE Insured
       200   5.250%, 09/01/15                                                             220
             Hawaii State, Ser DD, GO, National-RE Insured
     1,500   5.250%, 05/01/15                                                           1,675
     1,000   5.000%, 05/01/16                                                           1,091

June 30, 2009                                          www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                              Market
  Amount                                                                              Value
   (000)                                                                              (000)
  ------                                                                           ----------
HAWAII -- (CONTINUED)
             Hawaii State, Ser DF, GO, AMBAC Insured
$    1,250   5.000%, 07/01/18                                                      $    1,358
     1,250   5.000%, 07/01/21                                                           1,343
        90   5.000%, 07/01/22                                                              96
             Hawaii State, Ser DG, GO, AMBAC Insured
     1,000   5.000%, 07/01/16                                                           1,110
             Hawaii State, Ser DJ, GO, AMBAC Insured
       500   5.000%, 04/01/13                                                             554
       300   5.000%, 04/01/15                                                             336
     1,425   5.000%, 04/01/17                                                           1,594
             Hawaii State, Ser DK, GO
       500   5.000%, 05/01/20                                                             545
       350   5.000%, 05/01/24                                                             370
             Hawaii State, Ser DN, GO
     1,000   5.500%, 08/01/26                                                           1,089
             Hawaii State, Ser DO, GO
     1,000   5.000%, 08/01/16                                                           1,125
             Hawaii State, Ser DQ, GO
       500   5.000%, 06/01/27                                                             524
     1,100   5.000%, 06/01/28                                                           1,145
             Honolulu City & County, 1st Board Resolution, Senior Ser
             C, RB, National-RE Insured
       250   5.000%, 07/01/31                                                             252
             Honolulu City & County, 2nd Board Resolution, Junior Ser
             A 1, RB, National-RE Insured
       815   5.000%, 07/01/22                                                             868
       630   5.000%, 07/01/23                                                             667
             Honolulu City & County, 2nd Board Resolution, Junior Ser
             B 1, RB, National-RE Insured
       865   5.000%, 07/01/23                                                             916
             Honolulu City & County, Board of Water Supply, Ser A, RB,
             FGIC Insured, Pre-Refunded @ 100 (B)
     1,700   4.750%, 07/01/14                                                           1,919
     2,000   4.750%, 07/01/14                                                           2,258
             Honolulu City & County, Board of Water Supply, Ser A, RB,
             National-RE FGIC Insured
     2,000   5.000%, 07/01/33                                                           2,017
             Honolulu City & County, Board of Water Supply, Ser B, RB,
             AMT, National-RE Insured
     1,000   5.250%, 07/01/20                                                             924
     1,000   5.250%, 07/01/21                                                             919
       325   5.000%, 07/01/15                                                             323

Bishop Street Funds

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                              Market
  Amount                                                                              Value
   (000)                                                                              (000)
  ------                                                                           ----------
HAWAII -- (CONTINUED)
             Honolulu City & County, GO, ETM, FGIC Insured
$    1,000   6.000%, 12/01/12                                                      $    1,154
             Honolulu City & County, Ser A, GO, National-RE Insured
       625   5.250%, 03/01/17                                                             672
       500   5.250%, 03/01/28                                                             517
     1,000   5.000%, 07/01/14                                                           1,117
     2,800   5.000%, 07/01/21                                                           2,960
     2,680   5.000%, 07/01/26                                                           2,755
             Honolulu City & County, Ser B, GO, National-RE Insured
     1,500   5.000%, 07/01/16                                                           1,661
             Honolulu City & County, Ser C, GO, National-RE Insured
       600   5.000%, 07/01/16                                                             664
             Honolulu City & County, Ser D, GO, National-RE Insured
       885   5.000%, 07/01/19                                                             950
     1,700   5.000%, 07/01/23                                                           1,777
             Honolulu City & County, Ser E, GO, National-RE FGIC Insured
     1,500   5.250%, 07/01/20                                                           1,619
             Honolulu City & County, Ser F, GO,
             FSA-Credit FGIC Insured
       820   5.000%, 07/01/24                                                             853
             Honolulu City & County, Waipahu Towers Project, Ser A,
             RB, AMT, GNMA Collateral
       195   6.900%, 06/20/35                                                             196
             Honolulu Hawaii City & County, Senior Ser A, RB,
             National-RE Insured
       500   5.000%, 07/01/20                                                             533
     1,000   5.000%, 07/01/36                                                             993
             Honolulu Hawaii City & County, Ser A, GO
     1,000   5.000%, 04/01/33                                                             992
             Honolulu Hawaii City & County, Ser A, GO, FSA Insured
       275   5.000%, 07/01/24                                                             289
             Honolulu Hawaii City & County, Ser A, GO, National-RE Insured
       725   5.250%, 03/01/18                                                             775
     1,000   5.250%, 03/01/20                                                           1,058
     1,500   5.250%, 03/01/24                                                           1,567
       550   5.000%, 07/01/25                                                             570
     1,000   5.000%, 07/01/27                                                           1,021
             Honolulu Hawaii City & County, Ser A, RB, FSA Insured
     1,000   5.000%, 07/01/23                                                           1,052
     1,900   5.000%, 07/01/27                                                           1,955
             Honolulu Hawaii City & County, Ser B, GO, National-RE Insured
     2,000   5.000%, 07/01/15                                                           2,217
     4,950   5.000%, 07/01/17                                                           5,362

June 30, 2009                                          www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                              Market
  Amount                                                                              Value
  (000)                                                                               (000)
  ------                                                                           ----------
HAWAII -- (CONTINUED)
             Kauai County, Ser A, GO, National-RE Insured
$    1,610   5.000%, 08/01/21                                                      $    1,684
     1,440   5.000%, 08/01/23                                                           1,486
             Kauai County, Ser A, GO, National-RE Insured
     1,500   5.000%, 08/01/25                                                           1,523
             Maui County, GO, National-RE Insured
       100   5.000%, 03/01/17                                                             108
     1,100   5.000%, 03/01/24                                                           1,151
             Maui County, Hawaii, Ser A, GO, National-RE Insured
     1,000   5.000%, 07/01/19                                                           1,087
             Maui County, Ser A, GO, FSA Insured
     1,000   3.500%, 07/01/16                                                           1,028
             Maui County, Ser A, GO, National-RE Insured
     1,000   4.750%, 07/01/25                                                           1,020
             Maui County, Ser A, GO, Pre-Refunded @ 100 (B)
       225   5.375%, 03/01/11                                                             241
             Maui County, Ser B, GO, National-RE Insured
       500   5.000%, 07/01/16                                                             561
       500   5.000%, 09/01/17                                                             537
             University of Hawaii, Ser A, RB
       500   5.000%, 10/01/14                                                             552
             University of Hawaii, Ser A, RB, AGC MBIA Insured
     1,400   5.000%, 10/01/23                                                           1,479
             University of Hawaii, Ser A, RB, FGIC Insured,
             Pre Refunded @ 100 (B)
     1,605   5.500%, 07/15/12                                                           1,808
       500   5.125%, 07/15/12                                                             558
             University of Hawaii, Ser A, RB, National-RE Insured
       150   5.000%, 07/15/19                                                             159
       975   5.000%, 07/15/21                                                           1,025
       150   5.000%, 07/15/22                                                             157
     1,300   3.500%, 07/15/27                                                           1,068
             University of Hawaii, Ser B, RB, FSA Insured
       320   5.250%, 10/01/16                                                             335
       775   5.250%, 10/01/17                                                             807
                                                                                   ----------
                                                                                      135,339
                                                                                   ----------
ILLINOIS -- 1.0%
             Chicago O'Hare International Airport, General Airport, Ser
             E, RB, CIFG Insured
     1,550   5.250%, 01/01/22                                                           1,572
                                                                                   ----------

Bishop Street Funds

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face                                                                              Market
  Amount                                                                              Value
  (000)                                                                               (000)
  ------                                                                           ----------
INDIANA -- 1.2%
             Indiana Finance Authority, Highway Revenue, Ser A, RB,
             National-RE FGIC Insured
$    1,200   4.500%, 06/01/27                                                      $    1,171
             Wayne Township School Building, RB, National-RE FGIC insured
     1,000   3.500%, 07/15/24                                                             819
                                                                                   ----------
                                                                                        1,990
                                                                                   ----------
NEVADA -- 0.7%
             Las Vegas New Convention & Visitors Authority, RB,
             AMBAC Insured
     1,055   5.000%, 07/01/28                                                           1,052
                                                                                   ----------
NEW MEXICO -- 0.6%
             New Mexico Mortgage Finance Authority, RB, AMT,
             GNMA/FNMA/FHLMC Collateral
     1,050   4.200%, 07/01/28                                                           1,036
                                                                                   ----------
OKLAHOMA -- 2.2%
             Durant Community Facilities Authority, GO, XLCA Insured
     1,730   5.750%, 11/01/24                                                           1,825
             Tulsa Industrial Authority, University of Tulsa, RB
     2,000   5.000%, 10/01/37                                                           1,701
                                                                                   ----------
                                                                                        3,526
                                                                                   ----------
OREGON -- 0.6%
             Oregon State, Ser C, GO
     1,000   4.100%, 08/01/28                                                             912
                                                                                   ----------
PUERTO RICO -- 1.3%
             Commonwealth of Puerto Rico, GO, National-RE Insured
     1,500   6.000%, 07/01/15                                                           1,554
             Commonwealth of Puerto Rico, Public Improvement, GO,
             FSA Insured, Pre-Refunded @ 100 (B)
        55   5.000%, 07/01/11                                                              59
             Puerto Rico, Electric Power Authority, Ser HH, RB, FSA
             Insured, Pre-Refunded @ 101 (B)
       500   5.250%, 07/01/10                                                             529
                                                                                   ----------
                                                                                        2,142
                                                                                   ----------

June 30, 2009                                          www.bishopstreetfunds.com

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face
  Amount                                                                             Market
  (000)/                                                                              Value
  Shares                                                                              (000)
  ------                                                                           ----------
SOUTH CAROLINA -- 1.3%
             Edisto Beach, GO
$      735   5.000%, 04/01/37                                                      $      738
             Sumter South Carolina, Waterworks & Sewer Improvement
             Systems, RB, XLCA Insured
       500   5.000%, 12/01/21                                                             520
       840   5.000%, 12/01/24                                                             858
                                                                                   ----------
                                                                                        2,116
                                                                                   ----------
TEXAS -- 2.8%
             Alamo Community College District, GO, National-RE
             FGIC Insured
     1,000   4.500%, 08/15/26                                                             979
             City of El Paso Texas, GO
       500   4.000%, 08/15/16                                                             529
             North Texas Tollway Authority, RB, Assured Guarantee Insured (A)
     5,000   5.433%, 01/01/30                                                           1,409
             University of Texas, Permanent University Fund, Ser B, RB
     1,600   4.500%, 07/01/33                                                           1,510
                                                                                   ----------
                                                                                        4,427
                                                                                   ----------
WASHINGTON -- 0.3%
             Washington State, Ser F-MTR, GO, AMBAC Insured (A)
     1,000   4.618%, 12/01/25                                                             436
                                                                                   ----------
TOTAL MUNICIPAL BONDS (Cost $158,328)                                                 157,313
                                                                                   ----------
                                   CASH EQUIVALENTS (C) -- 0.5%
   408,395   Dreyfus Tax-Exempt Cash Management Fund,
             Institutional Shares, 0.470%                                                 408
   408,395   Fidelity Institutional Tax-Exempt Portfolio, Institutional
             Shares, 0.203%                                                               408
                                                                                   ----------
TOTAL CASH EQUIVALENTS (Cost $816)                                                        816
                                                                                   ----------
TOTAL INVESTMENTS (Cost $159,144) -- (98.3%)                                       $  158,129
                                                                                   ==========

Bishop Street Funds

Hawaii Municipal Bond Fund                                           (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

PERCENTAGES ARE BASED ON NET ASSETS OF $160,830 ($ THOUSANDS).

(A) ZERO COUPON SECURITY -- THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2009.

AGC -- ASSURED GUARANTEE INSURANCE

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

AMT -- ALTERNATIVE MINIMUM TAX

CIFG -- CIFG ASSURANCE NORTH AMERICA, INC.

COP -- CERTIFICATE OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTEE INSURANCE CORPORATION

FHLMC -- FEDERAL HOME LOAN MORTGAGE ASSOCIATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA -- FINANCIAL SECURITY ASSURANCE

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

RB -- REVENUE BOND

SER -- SERIES

TCRS -- TAX CREDIT RETURN SUMMARY

XLCA -- XL CAPITAL COST FIGURES ARE SHOWN IN THOUSANDS.

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2009                                          www.bishopstreetfunds.com

Government Money Market Fund                                         (UNAUDITED)

SECTOR WEIGHTINGS+

                               (PERFORMANCE GRAPH)

U.S. Government Agency Obligations   72.1%
U.S. Treasury Obligations            14.2%
Short-Term Investments               13.7%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

                             SCHEDULE OF INVESTMENTS

   Face                                                                              Market
  Amount                                                                              Value
   (000)                                                                              (000)
  ------                                                                           ----------
                         U.S. GOVERNMENT AGENCY OBLIGATIONS (A) -- 72.2%
             FFCB
$    4,500   0.308%, 07/27/09                                                      $    4,499
             FHLB
     2,500   0.316%, 11/12/09                                                           2,497
     3,000   0.230%, 09/28/09                                                           2,998
     5,000   0.210%, 08/05/09                                                           4,999
     4,100   0.210%, 09/29/09                                                           4,098
     2,000   0.205%, 09/11/09                                                           1,999
     3,000   0.200%, 08/24/09                                                           2,999
     8,000   0.190%, 08/21/09                                                           7,998
     3,148   0.180%, 08/20/09                                                           3,147
     3,000   0.170%, 07/21/09                                                           3,000
     1,200   0.155%, 07/08/09                                                           1,200
             FHLMC
    15,000   0.381%, 10/05/09                                                          14,985
     7,800   0.220%, 09/23/09                                                           7,796
     5,000   0.198%, 09/28/09                                                           4,998
     5,000   0.190%, 08/17/09                                                           4,999
     3,000   0.170%, 07/14/09                                                           3,000
     4,342   0.170%, 08/24/09                                                           4,341
     2,562   0.150%, 07/06/09                                                           2,562
             FHLMC MTN
     5,000   1.219%, 07/30/09                                                           5,011

Bishop Street Funds

Government Money Market Fund                                         (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

   Face
  Amount                                                                             Market
  (000)/                                                                              Value
  Shares                                                                              (000)
  ------                                                                           ----------
                      U.S. GOVERNMENT AGENCY OBLIGATIONS (A) -- (CONTINUED)
             FNMA
$    7,000   0.551%, 07/30/09                                                      $    6,997
     9,400   0.220%, 10/26/09                                                           9,393
    12,400   0.180%, 08/03/09                                                          12,398
    10,000   0.160%, 07/20/09                                                           9,999
     5,794   0.160%, 07/22/09                                                           5,793
                                                                                   ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $131,706)                              131,706
                                                                                   ----------
                              U.S. TREASURY OBLIGATIONS (A) -- 14.2%
             U.S. Treasury Bills
    10,000   0.160%, 07/16/09                                                           9,999
     8,000   0.175%, 07/30/09                                                           7,999
     2,000   0.275%, 10/01/09                                                           1,999
     4,000   0.675%, 11/19/09                                                           3,989
     2,000   0.678%, 12/17/09                                                           1,994
                                                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,980)                                         25,980
                                                                                   ----------
                                  CASH EQUIVALENTS (B) -- 13.7%
 8,255,829   AIM STIT Government & Agency Portfolio, 0.050%                             8,256
 8,506,005   Dreyfus Government Cash Management Fund, Institutional
             Shares, 0.193%                                                             8,506
 8,255,829   Fidelity Institutional Money Market Funds, Institutional
             Shares, 0.549%                                                             8,256
                                                                                   ----------
TOTAL CASH EQUIVALENTS (Cost $25,018)                                                  25,018
                                                                                   ----------
TOTAL INVESTMENTS (Cost $182,704) -- (100.1%)                                      $  182,704
                                                                                   ==========

June 30, 2009                                          www.bishopstreetfunds.com

Government Money Market Fund                                         (UNAUDITED)

                             SCHEDULE OF INVESTMENTS
                                   (CONTINUED)

PERCENTAGES ARE BASED ON NET ASSETS OF $182,588 ($ THOUSANDS).

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2009.

FFCB -- FEDERAL FARM CREDIT BANK

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE ASSOCIATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Treasury Money Market Fund                                           (UNAUDITED)

SECTOR WEIGHTINGS+

                               (PERFORMANCE GRAPH)

U.S. Treasury Obligations   82.0%
Short-Term Investments      18.0%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

                             SCHEDULE OF INVESTMENTS

   Face
  Amount                                                                             Market
  (000)/                                                                              Value
  Shares                                                                              (000)
  ------                                                                           ----------
                              U.S. TREASURY OBLIGATIONS (A) -- 82.0%
             U.S. Cash Management Bills
$    1,000   0.170%, 09/15/09                                                      $    1,000
             U.S. Treasury Bills
     7,500   0.100%, 07/16/09                                                           7,500
     3,500   0.164%, 07/23/09                                                           3,500
     7,500   0.162%, 07/30/09                                                           7,499
     2,000   0.123%, 08/06/09                                                           2,000
     6,500   0.128%, 08/13/09                                                           6,499
     3,000   0.190%, 08/20/09                                                           2,999
     1,000   0.130%, 09/03/09                                                           1,000
     6,000   0.166%, 09/10/09                                                           5,998
     3,000   0.189%, 09/24/09                                                           2,999
     3,000   0.160%, 10/08/09                                                           2,999
     1,000   0.235%, 10/22/09                                                             999
     2,000   0.235%, 11/19/09                                                           1,998
                                                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,990)                                         46,990
                                                                                   ----------
                                  CASH EQUIVALENTS (B) -- 18.0%
 3,397,456   AIM STIT-Treasury Portfolio, 0.050%                                        3,397
 3,397,456   BlackRock Liquidity Funds Treasury Trust Fund, 0.010%                      3,397
 3,500,409   Dreyfus Treasury Cash Management, 0.129%                                   3,500
                                                                                   ----------
TOTAL CASH EQUIVALENTS (Cost $10,294)                                                  10,294
                                                                                   ----------
TOTAL INVESTMENTS (Cost $57,284) -- (100.0%)                                       $   57,284
                                                                                   ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $57,269 ($ THOUSANDS).

(A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2009.

COST FIGURES ARE SHOWN IN THOUSANDS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2009                                          www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2009
                                 (IN THOUSANDS)

                                                                                                 Large        High
                                                                                   Strategic   Cap Core       Grade
                                                                                     Growth     Equity       Income
                                                                                      Fund       Fund         Fund
                                                                                   ---------   --------     --------
ASSETS:
   Investments, at Cost                                                            $ 64,652    $ 67,064     $139,546
                                                                                   ========    ========     ========
   Investments, at Value                                                           $ 60,990    $ 55,223(1)  $143,074(1)
   Receivable for Investment Securities Sold                                            562          --           --
   Dividends and Interest Receivable                                                     54          63        1,467
   Receivable for Fund Shares Sold                                                        2          --           73
   Prepaid Expenses                                                                       2           1            2
                                                                                   --------    --------     --------
      Total Assets                                                                   61,610      55,287      144,616
                                                                                   --------    --------     --------
LIABILITIES:
   Collateral on Securities Loaned                                                       --       9,274       19,370
   Payable for Fund Shares Redeemed                                                     355         388          880
   Payable for Investment Securities Purchased                                          174          --           --
   Payable to Custodian                                                                  66          --           --
   Income Distribution Payable                                                           --          --          175
   Advisory Fees Payable                                                                 38          26           41
   Administrative Fees Payable                                                            6           5           12
   Shareholder Servicing Fees Payable                                                     5           4           10
   Chief Compliance Officer Fees Payable                                                  1           1            3
   Other Accrued Expenses Payable                                                        22          19           43
                                                                                   --------    --------     --------
      Total Liabilities                                                                 667       9,717       20,534
                                                                                   --------    --------     --------
Net Assets                                                                         $ 60,943    $ 45,570     $124,082
                                                                                   ========    ========     ========
   Paid-in Capital                                                                 $ 76,982    $ 77,309     $117,704
   Undistributed (Distributions in Excess of) Net Investment Income                       1          (3)         (23)
   Accumulated Net Realized Gain (Loss) on Investments                              (12,378)    (19,895)       2,873
   Net Unrealized Appreciation (Depreciation) on Investments                         (3,662)    (11,841)       3,528
                                                                                   --------    --------     --------
Net Assets                                                                         $ 60,943    $ 45,570     $124,082
                                                                                   ========    ========     ========
Class I Shares:
   Net Assets                                                                      $ 60,943    $ 45,570     $124,082
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                                       6,499       7,088       11,761
   Net Asset Value, Offering and Redemption Price Per Share
      (Net Assets / Shares Outstanding)                                            $   9.38    $   6.43     $  10.55
                                                                                   ========    ========     ========

(1) INCLUDED IN "INVESTMENTS, AT VALUE" IS THE MARKET VALUE OF SECURITIES ON LOAN IN THE AMOUNTS OF $9,048 ($ THOUSANDS), AND $18,943 ($ THOUSANDS) FOR THE LARGE CAP CORE EQUITY AND HIGH GRADE INCOME FUNDS, RESPECTIVELY.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Bishop Street Funds                                                  (UNAUDITED)

                      STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2009
                                 (IN THOUSANDS)

                                                                                     Hawaii    Government   Treasury
                                                                                   Municipal      Money       Money
                                                                                      Bond       Market      Market
                                                                                      Fund        Fund        Fund
                                                                                   ---------   ----------   --------
ASSETS:
   Investments, at Cost                                                            $159,144     $182,704     $57,284
                                                                                   ========     ========     =======
   Investments, at Value                                                           $158,129     $182,704     $57,284
   Interest Receivable                                                                3,086           15          --
   Receivable for Fund Shares Sold                                                      119            9          --
   Receivable due from Investment Adviser                                                --           12           8
   Prepaid Expenses                                                                       4            6           2
                                                                                   --------     --------     -------
      Total Assets                                                                  161,338      182,746      57,294
                                                                                   --------     --------     -------
LIABILITIES:
   Income Distribution Payable                                                          395           --          --
   Payable for Fund Shares Redeemed                                                      --           79          --
   Advisory Fees Payable                                                                 28           --          --
   Shareholder Servicing Fees Payable                                                    13           --          --
   Administrative Fees Payable                                                            9           18           5
   Distribution Fees Payable                                                              5           10          --
   Chief Compliance Officer Fees Payable                                                  3            4           1
   Other Accrued Expenses Payable                                                        55           47          19
                                                                                   --------     --------     -------
      Total Liabilities                                                                 508          158          25
                                                                                   --------     --------     -------
Net Assets                                                                         $160,830     $182,588     $57,269
                                                                                   ========     ========     =======
   Paid-in Capital                                                                 $163,057     $182,547     $57,187
   Undistributed Net Investment Income                                                    9           --          21
   Accumulated Net Realized Gain (Loss) on Investments                               (1,221)          41          61
   Net Unrealized Depreciation on Investments                                        (1,015)          --          --
                                                                                   --------     --------     -------
Net Assets                                                                         $160,830     $182,588     $57,269
                                                                                   ========     ========     =======
Class I Shares:
   Net Assets                                                                      $136,224     $131,158     $57,269
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                                      13,221      131,138      57,188
   Net Asset Value, Offering and Redemption Price
      Per Share -- Class I (Net Assets / Shares Outstanding)                       $  10.30     $   1.00     $  1.00
                                                                                   ========     ========     =======
Class A Shares:
   Net Assets                                                                      $ 24,606     $ 51,430          --
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value)                                       2,388       51,412          --
   Net Asset Value, and Redemption Price Per Share -- Class A
      (Net Assets / Shares Outstanding)                                            $  10.30     $   1.00          --
                                                                                   ========     ========     =======
   Maximum Offering Price Per Shares -- Class A
      ($10.30 / 97.00%)                                                            $  10.62           --          --
                                                                                   ========     ========     =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2009                                          www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2009
                                 (IN THOUSANDS)

                                                                                                 Large      High
                                                                                   Strategic   Cap Core    Grade
                                                                                    Growth      Equity     Income
                                                                                     Fund        Fund       Fund
                                                                                   ---------   --------   -------
INVESTMENT INCOME:
   Dividend Income                                                                  $   341    $    480   $     9
   Interest Income                                                                       --          --     2,880
   Securities Lending, Net of commissions paid to lending agent                          --          16        46
                                                                                    -------    --------   -------
   Total Investment Income                                                              341         496     2,935
                                                                                    -------    --------   -------
EXPENSES:
   Investment Adviser Fees                                                              227         171       336
   Shareholder Servicing Fee                                                             77          58       153
   Administrative Fees                                                                   61          46       122
   Chief Compliance Officer Fees                                                          1           1         2
   Transfer Agent Fees                                                                   20          19        25
   Professional Fees                                                                     12           8        24
   Printing Fees                                                                          6           4        12
   Trustees' Fees                                                                         2           2         4
   Custody Fees                                                                           2           1         3
   Line of Credit                                                                         1          --        --
   Registration Fees                                                                      1           1         1
   Miscellaneous Expenses                                                                 2           2        12
                                                                                    -------    --------   -------
   Total Expenses                                                                       412         313       694
                                                                                    -------    --------   -------
   Less Waivers:
      Investment Adviser Fees                                                            --         (18)      (89)
      Shareholder Servicing Fees                                                        (46)        (35)      (92)
      Administrative Fees                                                               (24)        (18)      (49)
                                                                                    -------    --------   -------
         Total Waivers                                                                  (70)        (71)     (230)
                                                                                    -------    --------   -------
   Total Net Expenses                                                                   342         242       464
                                                                                    -------    --------   -------
   Net Investment Income (Loss)                                                          (1)        254     2,471
                                                                                    -------    --------   -------
Net Realized Gain (Loss) on Investments                                              (5,425)    (11,151)    3,909
Change in Unrealized Appreciation (Depreciation) on Investments                      14,828      13,980    (3,967)
                                                                                    -------    --------   -------
Net Realized and Unrealized Gain (Loss) on Investments                                9,403       2,829       (58)
                                                                                    -------    --------   -------
Increase in Net Assets Resulting from Operations                                    $ 9,402    $  3,083   $ 2,413
                                                                                    =======    ========   =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Bishop Street Funds                                                  (UNAUDITED)

                            STATEMENTS OF OPERATIONS
                  FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2009
                                 (IN THOUSANDS)

                                                                                     Hawaii    Government   Treasury
                                                                                   Municipal      Money      Money
                                                                                      Bond       Market      Market
                                                                                      Fund        Fund        Fund
                                                                                   ---------   ----------   --------
INVESTMENT INCOME:
   Interest Income                                                                  $3,419       $  515      $  49
   Dividend Income                                                                       5           --         --
                                                                                    ------       ------      -----
   Total Investment Income                                                           3,424          515         49
                                                                                    ------       ------      -----
EXPENSES:
   Investment Adviser Fees                                                             278          320        101
   Shareholder Servicing Fee                                                           199          267         66
   Administrative Fees                                                                 159          214         64
   Distribution Fees, Class A                                                           30           68         --
   Chief Compliance Officer Fees                                                         3            3          1
   Transfer Agent Fees                                                                  40           48         22
   Professional Fees                                                                    30           42         13
   Printing Fees                                                                        15           21          7
   Trustees' Fees                                                                        6            8          3
   Custody Fees                                                                          4            5          2
   Registration Fees                                                                     2            4          2
   Miscellaneous Expenses                                                               22           19          8
                                                                                    ------       ------      -----
   Total Expenses                                                                      788        1,019        289
                                                                                    ------       ------      -----
   Less:
      Waiver of Investment Adviser Fees                                                (98)        (172)       (81)
      Waiver of Shareholder Servicing Fees                                            (119)        (267)       (66)
      Reimbursement of Shareholder Servicing Fees                                       --          (27)       (60)
      Waiver of Administrative Fees                                                   (104)         (85)       (32)
                                                                                    ------       ------      -----
            Total Waivers                                                             (321)        (551)      (239)
                                                                                    ------       ------      -----
         Total Net Expenses                                                            467          468         50
                                                                                    ------       ------      -----
   Net Investment Income (Loss)                                                      2,957           47         (1)
                                                                                    ------       ------      -----
Net Realized Gain (Loss) on Investments                                               (808)          55         83
Change in Unrealized Appreciation on Investments                                     4,662           --         --
                                                                                    ------       ------      -----
Net Realized and Unrealized Gain on Investments                                      3,854           55         83
                                                                                    ------       ------      -----
Increase in Net Assets Resulting from Operations                                    $6,811       $  102      $  82
                                                                                    ======       ======      =====

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2009                                          www.bishopstreetfunds.com

Bishop Street Funds

                       STATEMENTS OF CHANGES IN NET ASSETS
   FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED) AND THE YEAR ENDED
                                DECEMBER 31, 2008
                                 (IN THOUSANDS)

                                                         Strategic           Large Cap Core
                                                        Growth Fund           Equity Fund
                                                    -------------------   -------------------
                                                      2009       2008       2009       2008
                                                    --------   --------   --------   --------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income (Loss)                     $     (1)  $   (179)  $    254   $    657
   Net Realized Loss on Investments                   (5,425)    (6,780)   (11,151)    (8,415)
   Change in Unrealized Appreciation
      (Depreciation) on Investments                   14,828    (40,393)    13,980    (31,430)
                                                    --------   --------   --------   --------
   Increase (Decrease) in Net Assets Resulting
      from Operations                                  9,402    (47,352)     3,083    (39,188)
                                                    --------   --------   --------   --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Class I Shares                                      --         --       (257)      (663)
   Capital Gains:
      Class I Shares                                      --     (1,792)        --       (405)
                                                    --------   --------   --------   --------
      Total Dividends and Distributions                   --     (1,792)      (257)    (1,068)
                                                    --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS:
   Class I Shares:
      Proceeds from Shares Issued                      2,501      7,881      1,878      7,026
      Reinvestments of Cash Distributions                 --      1,339        177        802
      Cost of Shares Redeemed                        (13,197)   (24,223)   (11,170)   (17,055)
                                                    --------   --------   --------   --------
Net Decrease in Net Assets From
   Capital Share Transactions                        (10,696)   (15,003)    (9,115)    (9,227)
                                                    --------   --------   --------   --------
   Total Decrease in Net Assets                       (1,294)   (64,147)    (6,289)   (49,483)
                                                    --------   --------   --------   --------
NET ASSETS:
      Beginning of Period                             62,237    126,384     51,859    101,342
                                                    --------   --------   --------   --------
      End of Period                                 $ 60,943   $ 62,237   $ 45,570   $ 51,859
                                                    ========   ========   ========   ========
Undistributed (Distributions in Excess of) Net
   Investment Income                                $      1   $      2   $     (3)  $     --
                                                    ========   ========   ========   ========
SHARE TRANSACTIONS:
   Class I Shares:
      Shares Issued                                      297        713        329        906
      Shares Issued in Lieu of Cash Distributions         --        110         31        100
      Shares Redeemed                                 (1,500)    (2,118)    (1,881)    (2,014)
                                                    --------   --------   --------   --------
Net Decrease in Shares Outstanding from
   Share Transactions                                 (1,203)    (1,295)    (1,521)    (1,008)
                                                    ========   ========   ========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ZERO SHARES, OR HAVE BEEN ROUNDED TO $0 OR ZERO SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

Bishop Street Funds

                       STATEMENTS OF CHANGES IN NET ASSETS
   FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED) AND THE YEAR ENDED
                                DECEMBER 31, 2008
                                 (IN THOUSANDS)

                                                           High Grade         Hawaii Municipal
                                                          Income Fund            Bond Fund
                                                      -------------------   -------------------
                                                        2009       2008       2009       2008
                                                      --------   --------   --------   --------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income                              $  2,471   $  5,575   $  2,957   $  6,375
   Net Realized Gain (Loss) on Investments               3,909        (29)      (808)      (373)
   Change in Unrealized Appreciation (Depreciation)
      on Investments                                    (3,967)     4,542      4,662     (7,800)
                                                      --------   --------   --------   --------
   Increase (Decrease) in Net Assets Resulting
      from Operations                                    2,413     10,088      6,811     (1,798)
                                                      --------   --------   --------   --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Class I Shares                                    (2,496)    (5,571)    (2,533)    (5,387)
      Class A Shares                                        --         --       (425)      (980)
                                                      --------   --------   --------   --------
         Total Dividends and Distributions              (2,496)    (5,571)    (2,958)    (6,367)
                                                      --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS:
   Class I Shares:
      Proceeds from Shares Issued                       19,632     15,292      8,501     13,137
      Reinvestments of Cash Distributions                1,485      3,249        335        685
      Cost of Shares Redeemed                          (18,928)   (37,305)    (6,676)   (20,981)
                                                      --------   --------   --------   --------
         Total Class I Capital Share Transactions        2,189    (18,764)     2,160     (7,159)
                                                      --------   --------   --------   --------
   Class A Shares:
      Proceeds from Shares Issued                           --         --        812      1,938
      Reinvestments of Cash Distributions                   --         --        200        423
      Cost of Shares Redeemed                               --         --       (709)    (6,466)
                                                      --------   --------   --------   --------
         Total Class A Capital Share Transactions           --         --        303     (4,105)
                                                      --------   --------   --------   --------
Net Increase (Decrease) in Net Assets from
   Capital Share Transactions                            2,189    (18,764)     2,463    (11,264)
                                                      --------   --------   --------   --------
   Total Increase (Decrease) in Net Assets               2,106    (14,247)     6,316    (19,429)
                                                      --------   --------   --------   --------
NET ASSETS:
      Beginning of Period                              121,976    136,223    154,514    173,943
                                                      --------   --------   --------   --------
      End of Period                                   $124,082   $121,976   $160,830   $154,514
                                                      ========   ========   ========   ========
Undistributed (Distributions in Excess of) Net
   Investment Income                                  $    (23)  $      2   $      9   $     10
                                                      ========   ========   ========   ========
SHARE TRANSACTIONS:
   Class I Shares:
      Shares Issued                                      1,888      1,504        823      1,294
      Shares Issued in Lieu of Cash Distributions          143        320         33         67
      Shares Redeemed                                   (1,817)    (3,693)      (649)    (2,064)
                                                      --------   --------   --------   --------
         Total Class I Share Transactions                  214     (1,869)       207       (703)
                                                      --------   --------   --------   --------
   Class A Shares:
      Shares Issued                                         --         --         79        188
      Shares Issued in Lieu of Cash Distributions           --         --         20         41
      Shares Redeemed                                       --         --        (69)      (628)
                                                      --------   --------   --------   --------
         Total Class A Share Transactions                   --         --         30       (399)
                                                      --------   --------   --------   --------
Net Increase (Decrease) in Shares Outstanding
   from Share Transactions                                 214     (1,869)       237     (1,102)
                                                      ========   ========   ========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ZERO SHARES, OR HAVE BEEN ROUNDED TO $0 OR ZERO SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2009                                          www.bishopstreetfunds.com

Bishop Street Funds

                       STATEMENTS OF CHANGES IN NET ASSETS
   FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED) AND THE YEAR ENDED
                                DECEMBER 31, 2008
                                 (IN THOUSANDS)

                                                             Government
                                                            Money Market           Treasury Money
                                                                Fund                Market Fund
                                                       ---------------------   ---------------------
                                                          2009        2008        2009        2008
                                                       ---------   ---------   ---------   ---------
INVESTMENT ACTIVITIES FROM OPERATIONS:
   Net Investment Income (Loss)                        $      47   $   4,965   $      (1)  $   1,908
   Net Realized Gain on Investments                           55           5          83          59
                                                       ---------   ---------   ---------   ---------
   Increase in Net Assets Resulting from Operations          102       4,970          82       1,967
                                                       ---------   ---------   ---------   ---------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
      Class I Shares                                         (47)     (3,629)         --      (1,908)
      Class A Shares                                          --      (1,336)         --          --
   Capital Gains:
      Class I Shares                                          --          --         (81)         --
                                                       ---------   ---------   ---------   ---------
         Total Dividends and Distributions                   (47)     (4,965)        (81)     (1,908)
                                                       ---------   ---------   ---------   ---------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I Shares:
      Proceeds from Shares Issued                        283,629     497,017     134,111     497,540
      Reinvestments of Cash Distributions                     31         952          71         267
      Cost of Shares Redeemed                           (316,708)   (513,532)   (156,881)   (565,411)
                                                       ---------   ---------   ---------   ---------
         Total Class I Capital Share Transactions        (33,048)    (15,563)    (22,699)    (67,604)
                                                       ---------   ---------   ---------   ---------
   Class A Shares:
      Proceeds from Shares Issued                         25,205      93,907          --          --
      Reinvestments of Cash Distributions                     --       1,336          --          --
      Cost of Shares Redeemed                            (34,235)    (98,367)         --          --
                                                       ---------   ---------   ---------   ---------
         Total Class A Capital Share Transactions         (9,030)     (3,124)         --          --
                                                       ---------   ---------   ---------   ---------
Net Decrease in Net Assets from
   Capital Share Transactions                            (42,078)    (18,687)    (22,699)    (67,604)
                                                       ---------   ---------   ---------   ---------
   Total Decrease in Net Assets                          (42,023)    (18,682)    (22,698)    (67,545)
                                                       ---------   ---------   ---------   ---------
NET ASSETS:
      Beginning of Period                                224,611     243,293      79,967     147,512
                                                       ---------   ---------   ---------   ---------
      End of Period                                    $ 182,588   $ 224,611   $  57,269   $  79,967
                                                       =========   =========   =========   =========
Undistributed Net Investment Income                    $      --   $      --   $      21   $      22
                                                       =========   =========   =========   =========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Bishop Street Funds

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

Bishop Street Funds

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                             INVESTMENT ACTIVITIES                       DIVIDENDS AND
                                         ----------------------------     TOTAL       DISTRIBUTIONS FROM
                             NET ASSET      NET        NET REALIZED     INVESTMENT   ---------------------       TOTAL
                              VALUE,     INVESTMENT    AND UNREALIZED   ACTIVITIES       NET                   DIVIDENDS
                             BEGINNING     INCOME     GAIN (LOSS) ON       FROM      INVESTMENT    CAPITAL        AND
                             OF PERIOD    (LOSS)(1)     INVESTMENTS     OPERATIONS     INCOME       GAINS    DISTRIBUTIONS
                             ---------   ----------   ---------------   ----------   ----------   --------   -------------
STRATEGIC GROWTH FUND
CLASS I SHARES:
2009                           $ 8.08     $   --           $ 1.30         $ 1.30       $   --      $   --       $   --
2008                            14.05      (0.02)           (5.73)         (5.75)          --       (0.22)       (0.22)
2007                            14.84      (0.03)            1.53           1.50           --       (2.29)       (2.29)
2006                            14.35      (0.03)            1.41           1.38           --       (0.89)       (0.89)
2005                            13.08      (0.05)            1.56           1.51           --       (0.24)       (0.24)
2004                            11.93      (0.05)            1.20           1.15           --          --           --
LARGE CAP CORE EQUITY FUND
CLASS I SHARES:
2009                           $ 6.02     $ 0.03           $ 0.41         $ 0.44       $(0.03)     $   --       $(0.03)
2008                            10.54       0.07            (4.47)         (4.40)       (0.07)      (0.05)       (0.12)
2007                            10.62       0.04             0.52           0.56        (0.04)      (0.60)       (0.64)
2006(2)                         10.00       0.04             0.62           0.66        (0.04)         --        (0.04)
HIGH GRADE INCOME FUND
CLASS I SHARES:
2009                           $10.56     $ 0.21           $(0.01)         $0.20       $(0.21)     $   --       $(0.21)
2008                            10.15       0.43             0.41           0.84        (0.43)         --        (0.43)
2007                             9.94       0.44             0.21           0.65        (0.44)         --        (0.44)
2006                            10.06       0.41            (0.12)          0.29        (0.41)         --        (0.41)
2005                            10.33       0.39            (0.19)          0.20        (0.39)      (0.08)       (0.47)
2004                            10.40       0.38            (0.03)          0.35        (0.38)      (0.04)       (0.42)
HAWAII MUNICIPAL BOND FUND
CLASS I SHARES:
2009                           $10.05     $ 0.19           $ 0.25         $ 0.44       $(0.19)     $   --       $(0.19)
2008                            10.56       0.40            (0.51)         (0.11)       (0.40)         --        (0.40)
2007                            10.77       0.42            (0.16)          0.26        (0.42)      (0.05)       (0.47)
2006                            10.77       0.43             0.04           0.47        (0.43)      (0.04)       (0.47)
2005                            11.02       0.43            (0.16)          0.27        (0.43)      (0.09)       (0.52)
2004                            11.21       0.44            (0.07)          0.37        (0.44)      (0.12)       (0.56)
CLASS A SHARES:
2009                           $10.05     $ 0.18           $ 0.25         $ 0.43       $(0.18)     $   --       $(0.18)
2008                            10.56       0.38            (0.51)         (0.13)       (0.38)         --        (0.38)
2007                            10.77       0.39            (0.16)          0.23        (0.39)      (0.05)       (0.44)
2006                            10.77       0.40             0.04           0.44        (0.40)      (0.04)       (0.44)
2005                            11.02       0.41            (0.16)          0.25        (0.41)      (0.09)       (0.50)
2004                            11.21       0.41            (0.07)          0.34        (0.41)      (0.12)       (0.53)

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*    ANNUALIZED.

(1)  PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

(2)  COMMENCED OPERATIONS ON MAY 3, 2006.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

Bishop Street Funds

                                                    RATIO OF
                                     RATIO OF       EXPENSES      RATIO OF NET
NET ASSET             NET ASSETS,   EXPENSES TO    TO AVERAGE      INVESTMENT
  VALUE,                END OF        AVERAGE       NET ASSETS    INCOME (LOSS)   PORTFOLIO
 END OF      TOTAL      PERIOD          NET       EXCLUDING FEE    TO AVERAGE     TURNOVER
 PERIOD     RETURN+     (000)         ASSETS         WAIVERS       NET ASSETS       RATE
---------   -------   -----------   -----------   -------------   -------------   ---------


  $ 9.38     16.09%     $ 60,943       1.11%*         1.34%*          0.00%*          26%
    8.08    (41.46)       62,237       1.06           1.29           (0.19)           73
   14.05     10.10       126,384       1.07           1.30           (0.22)           61
   14.84      9.78       142,929       1.06           1.30           (0.23)           53
   14.35     11.52       123,341       1.07           1.31           (0.35)           55
   13.08      9.64        79,168       1.05           1.29           (0.38)           59


  $ 6.43      7.43%     $ 45,570       1.05%*         1.36%*          1.10%*          46%
    6.02    (42.02)       51,859       1.05           1.30            0.84            75
   10.54      5.24       101,342       1.05           1.31            0.38            65
   10.62      6.63       102,850       1.05*          1.32*           0.64*           51


  $10.55      1.95%     $124,082       0.76%*         1.14%*          4.04%*          49%
   10.56      8.53       121,976       0.76           1.10            4.22            28
   10.15      6.67       136,223       0.76           1.11            4.38            26
    9.94      2.96       141,448       0.76           1.12            4.12            41
   10.06      2.00       141,439       0.76           1.13            3.82            45
   10.33      3.41       157,170       0.76           1.11            3.68            45


  $10.30      4.41%     $136,224       0.55%*         0.95%*          3.76%*          13%
   10.05     (1.02)      130,807       0.55           0.92            3.91            36
   10.56      2.47       144,828       0.55           0.93            3.92            25
   10.77      4.42       138,333       0.55           0.93            3.99            47
   10.77      2.51       145,213       0.55           0.93            3.97            41
   11.02      3.36       148,575       0.55           0.92            3.97            40

  $10.30      4.28%     $ 24,606       0.80%*         1.20%*          3.51%*          13%
   10.05     (1.27)       23,707       0.80           1.17            3.66            36
   10.56      2.21        29,115       0.80           1.18            3.67            25
   10.77      4.16        30,421       0.80           1.18            3.74            47
   10.77      2.25        31,515       0.80           1.18            3.72            41
   11.02      3.10        30,484       0.80           1.17            3.72            40

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2009                                          www.bishopstreetfunds.com

Bishop Street Funds

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE SIX-MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED) AND THE PERIODS ENDED DECEMBER 31,

                                             INVESTMENT ACTIVITIES                       DIVIDENDS AND
                                           ---------------------------      TOTAL      DISTRIBUTIONS FROM
                               NET ASSET       NET       NET REALIZED    INVESTMENT   --------------------       TOTAL
                                VALUE,     INVESTMENT   AND UNREALIZED   ACTIVITIES       NET                  DIVIDENDS
                               BEGINNING     INCOME     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL        AND
                               OF PERIOD    (LOSS)(1)    INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
                               ---------   ----------   --------------   ----------   ----------   -------   -------------
GOVERNMENT MONEY MARKET FUND
CLASS I SHARES:
2009                             $1.00        $  --*         $--*           $  --       $   --*      $--        $   --*
2008                              1.00         0.02           --*            0.02        (0.02)       --         (0.02)
2007                              1.00         0.05           --             0.05        (0.05)       --         (0.05)
2006                              1.00         0.05           --             0.05        (0.05)       --         (0.05)
2005                              1.00         0.03           --             0.03        (0.03)       --         (0.03)
2004                              1.00         0.01           --             0.01        (0.01)       --         (0.01)
CLASS A SHARES:
2009                             $1.00        $  --*         $--*           $  --       $  --*       $--        $   --*
2008                              1.00         0.02           --*            0.02        (0.02)       --         (0.02)
2007                              1.00         0.05           --             0.05        (0.05)       --         (0.05)
2006                              1.00         0.04           --             0.04        (0.04)       --         (0.04)
2005                              1.00         0.03           --             0.03        (0.03)       --         (0.03)
2004                              1.00         0.01           --             0.01        (0.01)       --         (0.01)
TREASURY MONEY MARKET FUND
CLASS I SHARES:
2009                             $1.00        $ (--)*        $--*           $  --       $   --       $--*       $  --*
2008                              1.00         0.01           --*            0.01        (0.01)       --         (0.01)
2007                              1.00         0.04           --             0.04        (0.04)       --*        (0.04)
2006                              1.00         0.04           --             0.04        (0.04)       --         (0.04)
2005                              1.00         0.03           --             0.03        (0.03)       --         (0.03)
2004                              1.00         0.01           --             0.01        (0.01)       --         (0.01)

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*    AMOUNT REPRESENTS LESS THAN $0.01.

**   ANNUALIZED

(1)  PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS INCLUDES THE IMPACT OF THE COST OF THE TREASURY GUARANTEE PROGRAM. IF THIS EXPENSE HAD BEEN SUBJECT TO THE ADVISER'S VOLUNTARY EXPENSE LIMITATION, THE RATIO WOULD HAVE BEEN .50% FOR CLASS I SHARES AND .75% FOR CLASS A SHARES, FOR FISCAL YEAR ENDED 2008.

(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS INCLUDES THE IMPACT OF A YIELD FLOOR WAIVER WHICH IS INCLUDED IN SHAREHOLDER SERVICING FEES WAIVERS AND REIMBURSEMENT ON THE STATEMENT OF OPERATIONS. IF THIS EXPENSE WERE NOT WAIVED AND REIMBURSED, THE RATIO WOULD HAVE BEEN .44%, FOR THE FISCAL YEAR ENDED 2008 AND THE SIX-MONTH PERIOD ENDED JUNE 30, 2009.

(4) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS INCLUDES THE IMPACT OF A YIELD FLOOR WAIVER WHICH IS INCLUDED IN SHAREHOLDER SERVICING FEES WAIVERS AND REIMBURSEMENT ON THE STATEMENT OF OPERATIONS. IF THIS EXPENSE WERE NOT WAIVED AND REIMBURSED, THE RATIO WOULD HAVE BEEN .50% FOR CLASS I SHARES AND .75% FOR CLASS A SHARES, FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

Bishop Street Funds

                                                     RATIO OF
                                      RATIO OF       EXPENSES     RATIO OF NET
NET ASSET             NET ASSETS,   EXPENSES TO     TO AVERAGE     INVESTMENT
 VALUE,                 END OF        AVERAGE       NET ASSETS       INCOME
 END OF      TOTAL      PERIOD          NET       EXCLUDING FEE    TO AVERAGE
 PERIOD     RETURN+     (000)         ASSETS         WAIVERS       NET ASSETS
---------   -------   -----------   -----------   -------------   ------------


  $1.00      0.02%      $131,158    0.43%(4)**        0.89%**        0.06%**
   1.00      2.18        164,165    0.51(2)           0.88           2.19
   1.00      4.86        179,725    0.50              0.86           4.75
   1.00      4.63        159,044    0.50              0.86           4.55
   1.00      2.78        170,455    0.50              0.87           2.73
   1.00      0.92        167,910    0.50              0.84           0.90

  $1.00      0.00%      $ 51,430    0.47%(4)*         1.14%**        0.00%**
   1.00      1.93         60,446    0.76(2)           1.13           1.94
   1.00      4.60         63,568    0.75              1.11           4.50
   1.00      4.37         59,212    0.75              1.11           4.33
   1.00      2.53         35,530    0.75              1.12           2.60
   1.00      0.67         17,824    0.75              1.09           0.65


  $1.00      0.13%      $ 57,269    0.15%(3)**        0.90%**       (0.00)%**
   1.00      1.37         79,967    0.43(3)           0.87           1.49
   1.00      4.49        147,512    0.44              0.88           4.38
   1.00      4.51        158,364    0.44              0.87           4.39
   1.00      2.62        223,614    0.44              0.87           2.61
   1.00      0.91        208,153    0.44              0.84           0.89

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

June 30, 2009                                          www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009

THE AMOUNTS INCLUDED IN THE NOTES TO FINANCIAL STATEMENTS ARE IN THOUSANDS UNLESS OTHERWISE NOTED.

1.   ORGANIZATION

     The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of six funds (each a Fund, collectively the "Funds") which includes the Strategic Growth Fund, Large Cap Core Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Government Money Market Fund (formerly Money Market Fund), and the Treasury Money Market Fund. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     The Funds' investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Bishop Street Funds

                                                                     (UNAUDITED)

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Pricing Committee (the "Committee") designated by the Funds' Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     Investment securities held by the Government Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets

June 30, 2009                                          www.bishopstreetfunds.com

Bishop Street Funds                                                  (UNAUDITED)

forth information about the level within the fair value hierarchy at which the Funds' investments are measured at June 30, 2009:

STRATEGIC GROWTH FUND
Investments in Securities                        LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
   Common Stock                                  $60,990   $     --   $    --   $ 60,990
                                                 -------   --------   -------   --------
Total Investments in Securities                  $60,990   $     --   $    --   $ 60,990
                                                 =======   ========   =======   ========
LARGE CAP CORE EQUITY FUND
Investments in Securities                        LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
   Common Stock                                  $45,429   $     --   $    --   $ 45,429
   Exchange Traded Fund                              116         --        --        116
   Cash Equivalents                                9,678         --        --      9,678
                                                 -------   --------   -------   --------
Total Investments in Securities                  $55,223   $     --   $    --   $ 55,223
                                                 =======   ========   =======   ========
HIGH GRADE INCOME FUND
Investments in Securities                        LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
   Corporate Obligations                         $    --   $ 86,224   $    --   $ 86,224
   U.S. Government Agency Obligations                 --     14,750        --     14,750
   U.S. Government Mortgage-Backed Obligations        --      7,932        --      7,932
   Asset-Backed Securities                            --      6,218        --      6,218
   U.S. Treasury Obligations                          --      4,935        --      4,935
   Municipal Bonds                                    --      2,243        --      2,243
   Cash Equivalents                               20,772         --        --     20,772
                                                 -------   --------   -------   --------
Total Investments in Securities                  $20,772   $122,302   $    --   $143,074
                                                 =======   ========   =======   ========
HAWAII MUNICIPAL BOND FUND
Investments in Securities                        LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
   Municipal Bonds                               $    --   $157,313   $    --   $157,313
   Cash Equivalents                                  816         --        --        816
                                                 -------   --------   -------   --------
Total Investments in Securities                  $   816   $157,313   $    --   $158,129
                                                 =======   ========   =======   ========
GOVERNMENT MONEY MARKET FUND
Investments in Securities                        LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
   U.S. Government Agency Obligations            $    --   $131,706   $    --   $131,706
   U.S. Treasury Obligations                          --     25,980        --     25,980
   Cash Equivalents                               25,018         --        --     25,018
                                                 -------   --------   -------   --------
Total Investments in Securities                  $25,018   $157,686   $    --   $182,704
                                                 =======   ========   =======   ========
TREASURY MONEY MARKET FUND
Investments in Securities                        LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
   U.S. Treasury Obligations                     $    --   $ 46,990   $    --   $ 46,990
   Cash Equivalents                               10,294         --        --     10,294
                                                 -------   --------   -------   --------
Total Investments in Securities                  $10,294   $ 46,990   $    --   $ 57,284
                                                 =======   ========   =======   ========

Bishop Street Funds

                                                                     (UNAUDITED)

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis and dividend income is recorded on ex-dividend date.

     Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income. The High Grade Income and Hawaii Municipal Bond Funds use the scientific interest method, which approximates the effective interest method. The Government Money Market and Treasury Money Market Funds use the straight line method.

REPURCHASE AGREEMENTS

     In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

CLASSES

     Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

EXPENSES

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     The Strategic Growth and Large Cap Core Equity Funds declare and pay dividends from any net investment income, if available, on a quarterly basis. Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income, Hawaii Municipal Bond, Government Money Market and Treasury Money Market Funds. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

FRONT-END SALES COMMISSION

     Front-end sales commissions (the "sales charge") are not recorded as expenses of the Hawaii Municipal Bond Fund. Front-end sales commissions are deducted from proceeds from the sales of Hawaii Municipal Bond Fund shares prior to investment in Class A shares. During the six month period ended June 30, 2009 the Hawaii Municipal Bond

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

Bishop Street Funds                                                  (UNAUDITED)

Fund retained $13 in front-end sales commissions from the sales of Class A shares imposed on redemptions by shareholders.

CASH OVERDRAFT CHARGES

     Per the terms of an informal agreement with Union Bank, N.A., the custodian of the Funds, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of 110% of the current Fed funds rate. Cash overdraft charges are included in miscellaneous expenses on the Statements of Operations. For the six month period ended June 30, 2009, there were no cash overdrafts.

3.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT

     Investment advisory services are provided to the Funds by Bishop Street Capital Management (the "Adviser"), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of Banc West Corporation, itself a subsidiary of BNP Paribas. The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Strategic Growth and the Large Cap Core Equity Funds, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and 0.30% of the average daily net assets of the Government Money Market and Treasury Money Market Funds (collectively, the "Money Market Funds"). The Adviser has voluntarily agreed to waive a portion of its advisory fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The voluntary expense limitations are as follows: Strategic Growth Fund (Class I) 1.25%, Large Cap Core Equity Fund (Class I) 1.05%, High Grade Income Fund (Class I) 0.76%, Hawaii Municipal Bond Fund (Class I) 0.55%, Hawaii Municipal Bond Fund (Class A) 0.80%, Government Money Market Fund (Class I) 0.50%, Government Money Market Fund (Class A) 0.75% and Treasury Money Market Fund (Class I) 0.44%. These fees and waivers are labeled on the Statement of Operations as "Investment Adviser Fees."

     BNP Paribas Asset Management, Inc. ("BNP PAM") serves as the investment sub-adviser for the Strategic Growth Fund, pursuant to a sub-adviser agreement. BNP PAM is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.37% of the average daily net assets of the Strategic Growth Fund.

     Fischer Francis Trees & Watts, Inc. ("FFTW") serves as the investment sub-adviser for the Treasury and Government Money Market Funds, pursuant to a sub-adviser agreement dated December 15, 2006 as approved by shareholders on December 15, 2006. FFTW is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.060% of the average daily net assets of the Money Market Funds up to $500 million and 0.020% of the average daily net assets of the Money Market Funds in excess of $500 million.

Bishop Street Funds

                                                                     (UNAUDITED)

     Lotsoff Capital Management ("Lotsoff") serves as the investment sub-adviser for the Large Cap Core Equity Fund pursuant to a sub-adviser agreement dated April 28, 2006. Lotsoff is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.24% of the average daily net assets of the Large Cap Core Equity Fund up to (but not including) $300 million, 0.225% of the average daily net assets of the Large Cap Core Equity Fund up to (but not including) $1 billion and 0.20% of the average daily net assets of the Large Cap Core Equity Fund in excess of, and including $1 billion.

     Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. These fees are disclosed on the Statement of Operations as "Custodian Fees."

4.   ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES

     Pursuant to an administration agreement dated January 27, 1995 (the "Agreement"), SEI Investments Global Funds Services ("GFS"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, GFS is entitled to receive an annual fee of 0.20% of the average daily net assets of the Funds. GFS has voluntarily agreed to waive a portion of its administrative fee to the extent necessary to keep operating expenses at or below certain percentages of each Fund's respective average daily net assets. These fees and waivers are labeled as "Administrative Fees" on the Statement of Operations.

     Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust. These fees are disclosed on the Statement of Operations as "Transfer Agent Fees."

     SEI Investments Distribution Co. ("SIDCO"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated June 10, 1999. The Funds have adopted a Distribution Plan (the "Plan") on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares. This fee is disclosed as "Distribution Fees, Class A" on the Statement of Operations.

     The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may

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

Bishop Street Funds                                                  (UNAUDITED)

compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the parent company of Bishop Street Capital Management, for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive a portion of its shareholder servicing fee to the extent necessary to keep operating expenses at or below certain percentages of each Fund's respective average daily net assets. Additionally, SIDCO has voluntarily agreed to waive a portion of its shareholder servicing fee in order to limit the one-day net income yield of the Government Money Market Fund, and the Treasury Money Market Fund to not less than 0.0000% of the average daily net assets. These fees and waivers are represented as "Shareholder Servicing Fees" on the Statement of Operations.

5.   TRANSACTIONS WITH AFFILIATES

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as "Chief Compliance Officer Fees."

6.   SECURITIES LENDING

     The Fund may lend securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It's the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the

Bishop Street Funds

                                                                     (UNAUDITED)

securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. At June 30, 2009, six counterparties held 85.93% of the total securities on loan of the Large Cap Core Equity Fund and seven counterparties held 92.96% of the total securities on loan of the High Grade Income Fund.

7.   INVESTMENT TRANSACTIONS

     The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six month period ended June 30, 2009 are presented below for the Funds.

                       Strategic      Large      High Grade     Hawaii
                        Growth      Cap Core       Income     Municipal
                         Fund      Equity Fund      Fund      Bond Fund
                       ---------   -----------   ----------   ---------
Purchases
   U.S.
      Government
      Securities        $    --       $    --      $ 8,518     $    --
   Other                 15,864        21,120       48,197      24,135
Sales and Maturities
   U.S.
      Government
      Securities        $    --       $    --      $39,288     $    --
   Other                 26,113        29,926       18,573      19,834

8.   FEDERAL TAX INFORMATION

     It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

     On January 1, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

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Bishop Street Funds                                                  (UNAUDITED)

     The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Fund's financial statements, and therefore the Funds did not record any tax expense in the current period. If the Funds were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties.

     The Funds file U. S. federal income tax returns. While the statute of limitations remains open to examine the Fund's U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

     The tax character of dividends and distributions declared during the years ended December 31, 2008 and 2007 were as follows:

                             Ordinary   Tax Exempt     Long-Term
                              Income      Income     Capital Gain     Total
                             --------   ----------   ------------   --------
Strategic Growth Fund
   2008                       $   --        $--         $ 1,792     $ 1,792
   2007                        1,827         --          16,642      18,469
Large Cap Core Equity Fund
   2008                       $  663        $--         $   405     $ 1,068
   2007                        4,190         --           1,777       5,967
High Grade Income Fund
   2008                       $5,571        $--         $    --     $ 5,571
   2007                        5,901         --              --       5,901

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                                       56

                                                                     (UNAUDITED)

                               Ordinary   Tax Exempt     Long-Term
                                Income      Income     Capital Gain    Total
                               --------   ----------   ------------   -------
Hawaii Municipal Bond Fund
   2008                         $    --     $6,367         $ --       $ 6,367
   2007                             181      6,697          647         7,525
Government Money Market Fund
   2008                         $ 4,965     $   --         $ --       $ 4,965
   2007                          10,658         --           --        10,658
Treasury Money Market Fund
   2008                         $ 1,908     $   --         $ --       $ 1,908
   2007                           7,119         --           --         7,119

     As of December 31, 2008, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

                                                                Large Cap                            Government   Treasury
                                                    Strategic     Core      High Grade     Hawaii       Money       Money
                                                     Growth      Equity       Income     Municipal     Market      Market
                                                      Fund        Fund         Fund      Bond Fund      Fund        Fund
                                                    ---------   ---------   ----------   ---------   ----------   --------
Undistributed net investment income                 $     --    $     --      $   --      $    --       $ --         $81
Undistributed tax-exempt income                           --          --          --            1         --          --
Capital loss carryforwards                              (839)     (5,569)       (983)        (410)       (14)         --
Post-October losses                                   (2,317)     (2,267)         --           --         --          --
Unrealized appreciation (depreciation)               (22,285)    (26,729)      7,444       (5,671)        --          --
                                                    --------    --------      ------      -------       ----         ---
Total Distributable Earnings (Accumulated Losses)   $(25,441)   $(34,565)     $6,461      $(6,080)      $(14)        $81
                                                    ========    ========      ======      =======       ====         ===

     Post-October losses represent losses realized on investment transactions from November 1, 2008 through December 31, 2008 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

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Bishop Street Funds                                                  (UNAUDITED)

     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

                          Large     High                Government
            Strategic   Cap Core    Grade     Hawaii      Money
             Growth      Growth    Income   Municipal     Market
              Fund        Fund      Fund    Bond Fund      Fund
            ---------   --------   ------   ---------   ----------
Dec. 2009      $ --      $   --     $ --       $ --        $11
Dec. 2013        --          --       --         --          3
Dec. 2014        --          --      642         --         --
Dec. 2015        --          --      316         --         --
Dec. 2016       839       5,569       25        410         --
               ----      ------     ----       ----        ---
Total          $839      $5,569     $983       $410        $14
               ====      ======     ====       ====        ===

     During the year ended December 31, 2008, the Government Money Market utilized capital loss carryforwards of $5 to offset realized capital gains.

     The aggregate gross unrealized appreciation and depreciation of securities held by the Strategic Growth, Large Cap Core Equity, High Grade Income, and Hawaii Municipal Bond Funds for Federal income tax purposes at June 30, 2009 were as follows:

                              Strategic    Large Cap    High Grade     Hawaii
                               Growth        Core         Income     Municipal
                                Fund      Equity Fund      Fund      Bond Fund
                              ---------   -----------   ----------   ---------
Federal Tax Cost              $ 65,536     $ 67,826      $139,544     $159,137
                              --------     --------      --------     --------
Gross
   Unrealized Appreciation       6,297        2,525         4,398        2,819
Gross
   Unrealized Depreciation     (10,843)     (15,128)         (868)      (3,827)
                              --------     --------      --------     --------
Net Unrealized Appreciation
   (Depreciation)             $ (4,546)    $(12,603)     $  3,530     $ (1,008)
                              ========     ========      ========     ========

     For Federal income tax purposes, the Government Money Market and Treasury Money Market Funds' aggregate tax cost is equal to book cost.

9.   RISKS

     The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state. In addition, each Fund's investments in debt securities are subject to "credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high

Bishop Street Funds

                                                                     (UNAUDITED)

quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

     Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases.

     The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims are considered remote.

     Due to volatility in the fixed income and equity markets, the market value of some of the Fund's holdings may currently be lower than shown in the Schedules of Investments ("SOI"). The values shown in the SOI's were the market values as of June 30, 2009 and do not reflect any market events after June 30, 2009.

10.  LINE OF CREDIT

     The Funds entered into an agreement which enables them to participate in a $5 million unsecured committed revolving line of credit on a first come, first serve basis, with Union Bank, N.A. (the "Bank") which expires June 11, 2010. The proceeds from the borrowings shall be used to finance the Funds short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the year at the Bank current reference rate minus 1%. As of June 30, 2009 the Funds had no borrowings outstanding. For the six months ended June 30, 2009, the Funds had borrowings costs of $1 for the Strategic Growth Fund, over a period of 50 days at a weighted average interest rate of 2.25%.

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Bishop Street Funds                                                  (UNAUDITED)

11.  OTHER

     At June 30, 2009, the percentage of total shares outstanding held by shareholders for each Fund, which comprised an omnibus account that was held on behalf of several individual shareholders, was as follows:

                                                 Number of    % of Outstanding
                                               Shareholders        Shares
                                               ------------   ----------------
Strategic Growth Fund, Class I Shares                1             94.13%
Large Cap Core Equity Fund, Class I Shares           1             98.67
High Grade Income Fund, Class I Shares               1             86.27
Hawaii Municipal Bond Fund, Class I Shares           1             90.76
Hawaii Municipal Bond Fund, Class A Shares           1             35.53
Government Money Market Fund, Class I Shares         1             90.05
Government Money Market Fund, Class A Shares         1             99.56
Treasury Money Market Fund, Class I Shares           1             99.60

12.  ACCOUNTING PRONOUNCEMENTS

     In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund's approach to valuing financial assets.

13.  SUBSEQUENT EVENT

     The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 26, 2009, the date the financial statements were available to be issued. This evaluation resulted in the following subsequent event that necessitated disclosures and/or adjustments: On June 24, 2009, the Adviser approved the liquidation of the Treasury Money Market Fund and closed the Treasury Money Market Fund to new shareholders. The Treasury Money Market Fund liquidated on July 31, 2009.

Bishop Street Funds

Bishop Street Funds

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

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

Bishop Street Funds                                                  (UNAUDITED)

                                          Beginning     Ending                 Expenses
                                           Account     Account    Annualized     Paid
                                            Value       Value       Expense     During
                                            1/1/09     6/30/09      Ratios      Period*
                                          ---------   ---------   ----------   --------
STRATEGIC GROWTH FUND -- CLASS I
   ACTUAL FUND RETURN                     $1,000.00   $1,160.90      1.11%       $5.95
   HYPOTHETICAL 5% RETURN                  1,000.00    1,019.29      1.11         5.56
LARGE CAP CORE EQUITY FUND -- CLASS I
   ACTUAL FUND RETURN                     $1,000.00   $1,074.30      1.05%       $5.40
   HYPOTHETICAL 5% RETURN                  1,000.00    1,019.59      1.05         5.26
HIGH GRADE INCOME FUND -- CLASS I
   ACTUAL FUND RETURN                     $1,000.00   $1,019.50      0.76%       $3.81
   HYPOTHETICAL 5% RETURN                  1,000.00    1,021.03      0.76         3.81
HAWAII MUNICIPAL BOND FUND -- CLASS I
   ACTUAL FUND RETURN                     $1,000.00   $1,044.10      0.55%       $2.79
   HYPOTHETICAL 5% RETURN                  1,000.00    1,022.07      0.55         2.76
HAWAII MUNICIPAL BOND FUND -- CLASS A
   ACTUAL FUND RETURN                     $1,000.00   $1,042.80      0.80%       $4.05
   HYPOTHETICAL 5% RETURN                  1,000.00    1,020.83      0.80         4.01
GOVERNMENT MONEY MARKET FUND -- CLASS I
   ACTUAL FUND RETURN                     $1,000.00   $1,000.20      0.43%       $2.13
   HYPOTHETICAL 5% RETURN                  1,000.00    1,022.66      0.43         2.16
GOVERNMENT MONEY MARKET FUND -- CLASS A
   ACTUAL FUND RETURN                     $1,000.00   $1,000.00      0.47%       $2.33
   HYPOTHETICAL 5% RETURN                  1,000.00    1,022.46      0.47         2.36
TREASURY MONEY MARKET FUND -- CLASS I
   ACTUAL FUND RETURN                     $1,000.00   $1,001.30      0.15%       $0.74
   HYPOTHETICAL 5% RETURN                  1,000.00    1,024.05      0.15         0.75

* Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bishop Street Funds

Bishop Street Funds                                                  (UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of Bishop Street Funds (the "Trust") must annually review and re-approve the existing Advisory Agreement and Sub-Advisory Agreements (the "Agreements") after their initial two-year terms:
(i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Board requests and reviews a wide variety of information from Bishop Street Capital Management, BNP Paribas Asset Management, Inc., Fischer Francis Tree & Watts, Inc. and Lotsoff Capital Management (each, an "Adviser," and, collectively, the "Advisers"). The Trustees use this information, as well as other information that the Advisers and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Agreements for an additional year.

Prior to this year's meeting held on February 17-18, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Advisers; (ii) the investment performance of the Funds and the Advisers; (iii) the costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Advisers, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Advisers' fees and other aspects of the Agreements. Among other things, the representatives presented overviews of the Advisers, including each Adviser's investment personnel, assets under management and investment process. The Trustees then discussed the written materials that the Board received before the meeting and the

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                                       63

Bishop Street Funds                                                  (UNAUDITED)

Advisers' oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisers and the re-approval of the Agreements, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISERS

In considering the nature, extent and quality of the services provided by the Advisers, the Board reviewed the portfolio management services provided by each Adviser to its respective Fund(s), including the quality and continuity of each Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for each Adviser was provided to the Board, as was the response of each Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of each respective Fund.

The Trustees also considered other services to be provided by each Adviser to its respective Fund(s) by the Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Advisers.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISERS

The Board was provided with information regarding each Fund's performance since the Agreements were last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared each Fund's performance to its benchmark index and other similar mutual funds over various periods of time. Each Adviser provided information regarding and led a discussion of factors impacting the performance of its respective Fund(s) over the past year, focusing on its investment approach and general economic factors. The Adviser to the Treasury Money Market and Government Money Market Funds discussed certain repurchase agreements held by the

Bishop Street Funds

                                                                     (UNAUDITED)

Funds and the effect of such holdings on the Funds' performance. The Board noted that the performance of the High Grade Income Fund and Hawaii Municipal Bond Fund was favorable in relationship to each Fund's respective benchmark over various periods of time, and that the Treasury Money Market and the Government Money Market Funds' performance was comparable to that of each Fund's peer groups. With respect to the Large Cap Core Equity Fund and the Strategic Growth Fund, the Board noted that although these Funds underperformed their respective benchmarks over various periods of time, their recent performance was not substantially below that of each Fund's respective benchmark and did not necessitate any significant additional review. Based on this information, the Board concluded that each Fund's performance was reasonable as compared to its relevant benchmark and was satisfied with the investment results that each Adviser had been able to achieve for the respective Fund(s).

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed a report of the fees paid to each Adviser and the costs and other expenses incurred by each Adviser in providing advisory services. The Advisers' representatives then discussed the profits realized by the Advisers from their relationship with the Funds. The Trustees considered the information provided and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and concluded that the advisory fees were the result of arm's length negotiations, appeared reasonable in light of the services rendered and, after waivers, were comparable to the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of each Agreement are fair and reasonable;
(b) concluded that each Adviser's fees are reasonable in light of the services that each Adviser provides to the respective Fund(s); and (c) agreed to renew each Agreement for another year.

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                                       65

                                      NOTES

Bishop Street Funds

                                      NOTES

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                                       67

                                      NOTES

Bishop Street Funds

INVESTMENT ADVISER
BISHOP STREET CAPITAL MANAGEMENT
HONOLULU, HI 96813

ADMINISTRATOR
SEI INVESTMENTS GLOBAL FUNDS SERVICES
OAKS, PA 19456

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

TRANSFER AGENT
DST SYSTEMS, INC.
KANSAS CITY, MO 64121

CUSTODIAN
UNION BANK, N.A.
SAN FRANCISCO, CA 94101

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PA 19103

                           (BISHOP STREET FUNDS LOGO)

       FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565
                          OR YOUR INVESTMENT SPECIALIST
                  VISIT US ONLINE AT www.bishopstreetfunds.com

(BISHOP STREET FUNDS LOGO)
BISHOP STREET FUNDS
P.O. BOX 219721
KANSAS CITY, MO 64121-9721

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS' SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-SA-004-1500

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Bishop Street Funds


By (Signature and Title)*               \s\ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: September 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: September 3, 2009


By (Signature and Title)*               \s\ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Controller & CFO

Date: September 3, 2009

* Print the name and title of each signing officer under his or her signature.